As filed with the Securities and Exchange Commission on April 30, 1997.


                                          Registration Nos. 33-27896/811-5796

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

--------------------------------------------------------------------------------
                                 	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	      X


           	Pre-Effective Amendment No. _____



           	Post-Effective Amendment No.   21 	 X



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	   X


     	Amendment No.   24  		   X
--------------------------------------------------------------------------------

                           	FFTW FUNDS, INC.
--------------------------------------------------------------------------------

             	(Exact name of registrant as specified in charter)

                     	200 PARK AVENUE, NEW YORK, NEW YORK 10166
                     	(Address of principal executive offices)

                   	Registrant's telephone number:  212-681-3000


                        	STEPHEN J. CONSTANTINE, President
                                	200 Park Avenue
                           	New York, New York 10166

                     	(Name and address of agent for service)
                                 	With a copy to:

                              	William E. Vastardis
                           	AMT Capital Services, Inc.
                          	600 Fifth Avenue, 26th Floor
                              	New York, NY  10020


 It is proposed that this filing will become effective (check appropriate box)



X  immediately upon filing pursuant to paragraph (b) of Rule 485.



   on __________(date) pursuant to paragraph (b) of Rule 485.



   75 days after filing pursuant to paragraph (a) of Rule 485.



   on ________ pursuant to paragraph (a) of Rule 485.

                        	______________________

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the notice required thereunder for the fiscal year ended December 31, 1995 on February 28, 1997.

The total number of pages is ______.
The Exhibit Index is on page ______.


                              	CROSS REFERENCE SHEET
                             	Pursuant to Rule 481(a)

Form N-1A	                             Location in Prospectus and
Item No.                              	Statement of Additional
                                     		Information

1. 	Cover Page	                         Cover Page of Prospectus

2.	 Synopsis	                           Prospectus Highlights; Fund
                                        Expenses (in Prospectus)

3. 	Financial Highlights	               Financial Highlights (in
                                        Prospectus)

4. 	General Description of	             Investment Objectives and
   	Registrant	                         Policies; Descriptions of
                                        Investments; Investment
                                        Techniques; Investment
                                        Restrictions; Risks Associated
                                        With the Fund's Investment
                                        Policies and Investment
                                        Techniques; Shareholder
                                        Information (in Prospectus)

5. 	Management of the Fund	             Fund Expenses; Management of the
                                        Fund (in Prospectus)

6. 	Capital Stock and Other	            Shareholder Information;
   	Securities	                         Purchases and Redemptions;
                                        Dividends; Tax Considerations (in
                                        Prospectus)

7. 	Purchase of Securities Being	       Purchases and Redemptions;
   	Offered 	                           Dividends; Determination of Net
   	Asset Value; Distribution of Fund   Shares (in Prospectus)

8. 	Redemption or Repurchase           	Purchases and Redemptions;
                                        Dividends (in Prospectus)

9. 	Pending Legal Proceedings	          Not applicable

10.	Cover Page	                         Cover Page of Statement of
                                        Additional Information

11.	Table of Contents	                  Statement of Additional
                                        Information Table of Contents

12.	General Information and History	    History of the Fund;
Organization
                                        of the Fund (in Statement of
                                        Additional Information)

13.	Investment Objectives and Policies	 Supplemental Descriptions of
                                        Investments; Techniques to Hedge
                                        Interest Rate and Foreign
                                        Currency Risks and Other Foreign
                                        Currency Strategies; Supplemental
                                        Discussion of Risks Associated
                                        With the Fund's Investment
                                        Policies and Investment
                                        Techniques; Investment
                                        Restrictions (in Statement of
                                        Additional Information)

14.	Management of the Fund	             Management of the Fund (in
                                        Statement of Additional Information)

15.	Control Persons and Principal	      Control Persons and Principal
   	Holders of Securities	              Holders of Securities (in
                                        Statement of Additional Information)

16.	Investment Advisory and Other	      Distribution of Fund Shares;
                                        Services	Management of the Fund;
                                        Custodian and Accounting Agent;
                                        Transfer and Dividend Disbursing
                                        Agent; Legal Counsel; Independent
                                        Auditors (in Prospectus);
                                        Management of the Fund (in
                                        Statement of Additional Information)

17.	Brokerage Allocation and Other	     Portfolio Transactions (in
   	Practices	                          Statement of Additional
	Information)

18.	Capital Stock and Other Securities	 Purchases and Redemptions;
                                        Dividends; Shareholder Information
                                        (in Prospectus)

19.	Purchase, Redemption and Pricing	   Purchases and Redemptions;
   	of Securities Being Offered	        Determination of Net Asset Value
                                        (in Prospectus)

20.	Tax Status	                         Tax Considerations (in Statement
                                        of Additional Information)

21.	Underwriters	                       Distribution of Fund Shares (in
                                        Prospectus)

22.	Calculation of Performance Data	    Performance Information (in
                                        Prospectus); Calculation of
                                        Performance Data (in Statement of
                                        Additional Information)

23.	Financial Statements	               Financial Highlights (in
                                        Prospectus); Financial Statements
                                        (in Statement of Additional
Information)







                            FFTW FUNDS, INC.

                    	200 Park Avenue, 46th Floor
                     	New York, New York 10166
                          	(212) 681-3000




                            	Distributed by:
                     	AMT CAPITAL SERVICES, INC.

                    	600 Fifth Avenue, 26th Floor
                     	New York, New York  10020
                          	(212) 332-5211
               	(800) 762-4848 (outside New York City)




                       Prospectus - April 30, 1997

 FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Fund currently consists of thirteen separate Portfolios (each a "Portfolio"), each of which is an actively-managed portfolio and, other than Emerging Markets Portfolio, invests in high-quality debt securities. There is no sales charge for purchases of shares. Shares of each Portfolio may be purchased through AMT Capital Services, Inc. ("AMT Capital"), the exclusive distributor. The minimum initial investment in any Portfolio is $100,000; additional investments or redemptions may be of any amount.

    	The thirteen Portfolios are: (1) U.S. Fixed Income Portfolios - Money Market, U.S. Short-Term, Stable Return, U.S. Treasury, Mortgage Total Return and Broad Market (the "U.S. Portfolios") and (2) Global and International Fixed Income Portfolios - Worldwide, Worldwide-Hedged, International, International-Hedged, Emerging Markets, Inflation-Indexed and Inflation-Indexed Hedged (the "Global and International Portfolios").

No assurance can be given that a Portfolio's investment objectives will be attained. Investments in the Money Market Portfolio are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share.

      	This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated April 30, 1997 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained without charge by calling or writing AMT Capital at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             TABLE OF CONTENTS



                                                                Page

Prospectus Highlights...........................................

Fund Expenses...................................................

Financial Highlights............................................

The Fund........................................................

Investment Objectives and Policies..............................

Description of Investments......................................

Investment Techniques...........................................

Investment Restrictions.........................................

Risks Associated With the Fund's Investment Policies
    	and Investment Techniques..................................

Distribution of Fund Shares.....................................

Purchases and Redemptions.......................................

Determination of Net Asset Value................................

Dividends.......................................................

Management of the Fund..........................................

Tax Considerations..............................................

Shareholder Information.........................................

                          	PROSPECTUS HIGHLIGHTS

THE FUND

    FFTW Funds, Inc. is a no-load, open-end management investment company consisting of thirteen different Portfolios, each of which, other than Emerging Markets Portfolio, invests primarily in high-quality debt securities. The Fund is primarily designed to provide pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, corporations, and high net worth individuals with access to the professional investment management services of Fischer Francis Trees & Watts, Inc., the Fund's Investment Adviser. (See The FUND.)


THE PORTFOLIOS - INVESTMENT OBJECTIVES

The thirteen Portfolios and their investment objectives are (see INVESTMENT OBJECTIVES AND POLICIES):

U.S. FIXED INCOME PORTFOLIOS

Money Market Portfolio ("Money Market") seeks to attain current income, liquidity, and the maintenance of a stable net asset value per share through investments in high quality, short-term obligations.

U.S. Short-Term Portfolio ("U.S. Short-Term") seeks to attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity by investing primarily in high-quality fixed income securities with an average U.S. dollar-weighted duration of less than one year. U.S. Short-Term is not a money market fund and its shares are not guaranteed by the U.S. Government.

Stable Return Portfolio ("Stable Return") seeks to maintain a stable level of total return as may be consistent with the preservation of capital by investing primarily in high-quality debt securities with an average U.S. dollar-weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.

U.S. Treasury Portfolio ("U.S. Treasury") seeks to attain a high level of total return as may be consistent with the preservation of capital and to avoid credit quality risk by investing primarily in securities issued by the U.S. Treasury Department with an average U.S. dollar-weighted duration of less than five years which will provide investors in most jurisdictions with income exempt from stateand local tax.

Mortgage Total Return Portfolio ("Mortgage Total Return") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in mortgage-related securities, maintaining an average U.S. dollar-weighted duration in the range of two to six years.

Broad Market Portfolio ("Broad Market") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities reflective of the broad spectrum of the U.S. bond market with an average U.S. dollar-weighted duration of less than eight years.

GLOBAL AND INTERNATIONAL FIXED INCOME PORTFOLIOS

Worldwide Portfolio ("Worldwide") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

Worldwide-Hedged Portfolio ("Worldwide-Hedged") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

International Portfolio ("International") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

International-Hedged Portfolio ("International-Hedged") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

Emerging Markets Portfolio ("Emerging Markets") seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in fixed income securities from bond markets in emerging markets countries, denominated in local currencies or currencies of OECD countries, with an average U.S. dollar-weighted duration of less than eight years.

Inflation-Indexed Portfolio ("Inflation-Indexed") seeks to attain a high level of return in excess of inflation as may be consistent with the preservation of capital by investing primarily in securities with a coupon rate or principal amount or both linked to the inflation rate from bond markets worldwide, denominated in both U.S. dollars and foreign currencies.

Inflation-Indexed Hedged Portfolio ("Inflation-Indexed Hedged") seeks to attain a high level of return in excess of inflation as may be consistent with the preservation of capital by investing primarily in securities with a coupon rate or principal amount or both linked to the inflation rate from bond markets worldwide, denominated in both U.S. dollars and foreign currencies and by actively utilizing currency hedging techniques.

Each of Worldwide, International, Emerging Markets and Inflation-Indexed Portfolios may hedge all or any part of its assets against foreign currency risk and may engage in foreign currency transactions to enhance total return. However, each of Worldwide-Hedged, International-Hedged and Inflation-Indexed Hedged Portfolios will, as a fundamental policy, seek to hedge at least 65% of its foreign currency-denominated assets against foreign currency risks to the extent feasible.


PORTFOLIO QUALITY RATINGS

Each Portfolio, other than Emerging Markets, will maintain minimum quality standards for overall average quality and individual securities.

Portfolio	            S&P     Moody's    S&P     Moody's   Thompson    Average
                     (Corp.)  (Corp.)   (Short- (Short-    Bamkwatch   Portfolio
                                         Term)   Term)                 Quality

U.S. Treasury	        AAA	     Aaa	       A-1	    P-1	         A	        AAA
                                                                        (Aaa)

Emerging Markets	     none	    none	      none	   none	        none	     none

Inflation-Indexed
Portfolios	             A	       A	        A-2	    P-2	         B	       AA (Aa)

Other Portfolios	      BBB	     Baa	       A-2	    P-2	         B	       AA (Aa)

Money Market quality ratings are described below in the Portfolio's investment policies.

INVESTMENT ADVISER AND SUB-ADVISER

Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser, organized in 1972, is a registered investment adviser that currently manages approximately $22 billion in assets entirely in portfolios of debt securities for in excess of 90 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. Fischer Francis Trees & Watts (the "Sub-Adviser"), a corporate partnership organized in 1989 under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as Sub-Adviser to the Global and International Portfolios. The Sub-Adviser is also a registered investment adviser that currently manages in excess of $6 billion in multi-currency fixed income portfolios for institutional clients. (See MANAGEMENT OF THE FUND)

ADMINISTRATOR AND DISTRIBUTOR

AMT Capital Services, Inc. serves as administrator to the Fund, supervising the general day-to-day business activities and operations of the Fund other than investment advisory activity (see MANAGEMENT OF THE FUND). AMT Capital also serves as the exclusive distributor of shares of each of the Fund's Portfolios. (See DISTRIBUTION OF FUND SHARES)

HOW TO INVEST

Shares of each Portfolio, other than Mortgage Total Return, may be purchased at the net asset value of the Portfolio next determined after receipt of the order, by submitting a completed Account Application to AMT Capital and wiring federal funds to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company in Boston, Massachusetts (the "Transfer Agent"). The minimum initial investment in each Portfolio is $100,000, which may be waived at the discretion of the Investment Adviser or Distributor. There is no minimum amount for subsequent investments. There are no sales commissions (loads) or 12b-1 fees. (See PURCHASES AND REDEMPTIONS)

Shares of the Mortgage Total Return Portfolio may only be purchased at the on the last Business Day of each month and on any other Business Days in which the Investment Adviser approves a purchase at the net asset valued determined on those days.

HOW TO REDEEM SHARES

Shares of each Portfolio may be redeemed, without a transaction charge, at the net asset value of such Portfolio next determined after receipt by the Transfer Agent of the redemption request. (See PURCHASES AND REDEMPTIONS)

RISKS

 Prospective investors should consider various risks associated with the Portfolios prior to investing in any Portfolio, including: (1) each Portfolio may be influenced by changes in interest rates which generally have an inverse relationship with corresponding market values; (2) each Portfolio may, but generally each of the Global and International Portfolios will, invest a significant portion of its assets in securities denominated in foreign currencies which carry the risk of fluctuations of exchange rates to the U.S. dollar; (3) each Portfolio may invest in mortgage- and other asset-backed securities that carry the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security; (4) each Portfolio may invest a portion of its assets in derivatives including futures and options which entail certain costs and risks, including imperfect correlation between the value of the securities held by the Portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so; (5) each of Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged Portfolios may make short sales, the potential loss from which is unlimited unless accompanied by the purchase of an option;
(6) the Emerging Markets Portfolio will primarily invest in debt securities from emerging markets countries which are rated below investment grade quality and carry the risk of default of payment of interest and principal or decline in the local currency relative to the U.S. dollar; (7) each Portfolios may, at times, concentrate its investments in bank obligations and may, therefore, have greater exposure to certain risks associated with the banking industry; and (8) each Portfolio, other than U.S. Short-Term, is "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"), which may entail a greater exposure to credit and market risks than a diversified portfolio.
(See RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES)


                               FUND EXPENSES

    	The following table illustrates the expenses and fees that a shareholder of the Fund can expect to incur. The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

  Sales Load Imposed on Purchases	                     None
  Sales Load Imposed on Reinvested Dividends          	None
  Deferred Sales Load                                 	None
  Redemption Fees                                     	None
  Exchange Fees                                       	None



ANNUAL FUND OPERATING EXPENSES (after expense reimbursements, shown as a percentage of average net assets)


                     Advisory     12b-1   Administration   Other        Intrest
Total
                     Fees        Fees(1)      Fees(2)     Expenses(7)   Expense(9)   Expenses
U.S. Fixed Income
  Portfolios

Money Market
Portfolio	            0.10%	      None	       0.06%	       0.09% 	       0.00%        0.25% (5)

U.S. Short-Term
Portfolio	            0.15% (3)	  None	       0.06%	       0.04%    	    0.12%        0.37% (3)

Stable Return
Portfolio	            0.15% (4)	  None	       0.06%	       0.09%    	    0.18%        0.48% (4)

U.S. Treasury
Portfolio	            0.30%	      None	       0.06%	       0.09%         0.00%   	    0.45% (5)

Mortgage Total
Return Portfolio	     0.30%	      None	       0.06%	       0.09%         0.43%        0.88% (5)

Broad Market
Portfolio	            0.30%	      None	       0.06%	       0.09%         0.00%	       0.45% (5)


Global and
International Fixed
Income Portfolios

Worldwide Portfolio	  0.40%	      None	       0.06%	       0.14%         0.00%   	    0.60% (6)

Worldwide-Hedged
Portfolio	            0.25% (8)	  None	       0.06%	       0.14%         0.00%     	  0.45% (8)

International
Portfolio	            0.40%	      None	       0.06%	       0.14%         0.00%    	   0.60% (5)

International-Hedged
Portfolio	            0.40%	      None	       0.06%	       0.14%         0.00%	       0.60% (5)

Emerging Markets
Portfolio	            0.75%	      None	       0.06%	       0.69%         0.00%   	    1.50% (5)

Inflation-Indexed
Portfolio	            0.40%	      None	       0.06%	       0.14%         0.00%   	    0.60% (5)

Inflation-Indexed
Hedged Portfolio	     0.40%	      None	       0.06%	       0.14%         0.00%  	     0.60% (5)


 (1)	  Pursuant to a Distribution Agreement dated as of February 1, 1995, between the Fund and AMT Capital, AMT Capital provides distribution services at no cost to the Fund. See "Distribution of Fund Shares".

 (2)	  The Administration Agreement dated as of February 1, 1995, between the
       Fund and AMT Capital pursuant to which AMT Capital provides administrative services to the Fund, includes an incentive fee, capped at 0.02% of the average daily net assets of a Portfolio, for reducing the expense ratio for one or more Portfolios. See "Management of the Fund - Administrator". The incentive fee is not included in the figures set forth above.


 (3)  	By agreement with the Investment Adviser, total operating expenses
       (exclusive of interest expense) are capped at 0.40% (on an annualized basis) of the average daily net assets of U.S. Short-Term. All operating expenses in excess of the cap will be paid by the Investment Adviser. Effective March 1, 1996 and until further notice, the Investment Adviser has voluntarily agreed to lower the advisory fee to 0.15% from 0.30% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements in the event that expenses fall below the cap. Without such cap, the total operating expenses excluding interest expense for the fiscal year ending December 31, 1996 were 0.30% of U.S. Short-Term's average daily net assets.


 (4)  	The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.50% (on an annualized basis) of Stable Return's average daily net assets. Effective March 1, 1996 and until further notice, the Investment Adviser has voluntarily agreed to lower the advisory fee to 0.15% from 0.35% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.30% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements in the event that expenses fall below the cap. Without such cap and waiver, the total operating expenses excluding interest expense for the fiscal year ending December 31, 1996, were 0.45% of Stable Return's average daily net assets.


 (5)  	The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of Money Market's average daily net assets, at 0.45% (on an annualized basis) of each of U.S. Treasury's, Broad Market's and Mortgage Total Return's average daily net assets, at 0.60% (on an annualized basis) of each of International's, International-Hedged's, Inflation-Indexed's and Inflation-Indexed Hedged's average daily net assets, and at 1.50% (on an annualized basis) of Emerging Markets' average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements in the event that expenses fall below the cap. Without such caps, the total operating expenses excluding interest expense (on an annualized basis) for Mortgage Total Return, International and International-Hedged for the fiscal year ending December 31, 1996 were 0.55%, 0.92% and 0.66% respectively, of their average daily net assets.


 (6)  	By agreement with the Investment Adviser, total operating expenses
       (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the average daily net assets of Worldwide. All operating expenses in excess of the cap will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period reimbursements in the event that expenses fall below the cap. Without such cap, the total operating expenses excluding interest expense for Worldwide for the fiscal year ending December 31, 1996 were 0.65% of its average daily net assets.

 (7)  	"Other Expenses" are based on estimated expenses for the current fiscal year.


 (8)  	By agreement with the Investment Adviser, total operating expenses
       (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the average daily net assets of Worldwide-Hedged. All operating expenses in excess of the cap will be paid by the Investment Adviser. Effective July 1, 1995 and until further notice, the Investment Adviser has voluntarily agreed to lower the advisory fee to 0.25% from 0.40%(on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements in the event that expenses fall below the cap. Without such cap, the total operating expenses excluding interest expense for the fiscal year ending December 31, 1996 were 0.69% of Worldwide-Hedged's average daily net assets.


    	The following table illustrates the expenses that an investor would pay on each $1,000 increment of its investment over various time periods, assuming a 5% annual return. As noted in the table above, the Fund charges no redemption fees of any kind.


EXPENSES PER $1,000 INVESTMENT

                                   	1 Year	    3 Years 	   5 Years	   10 Years
U.S. Fixed Income Portfolios

Money Market	                         $3	        $8
U.S. Short-Term	                      $3	        $8	         $14	       $32
Stable Return	                        $3	        $10	        $17	       $39
U.S. Treasury  	                      $5	        $15
Mortgage Total Return	                $5	        $15	        $25	       $58
Broad Market	                                                 $5	       $15

Global and International
Fixed Income Portfolios

Worldwide	                            $6	        $19	        $33	       $75
Worldwide-Hedged	                     $5	        $15	        $25	       $58

International	                        $6	        $19	        $33	       $75
International-Hedged	                 $6	        $19	        $33	       $75
Emerging Markets	                     $15	       $48
Inflation-Indexed	                    $6	        $19
Inflation-Indexed Hedged	             $6	        $19


    	These examples should not be considered a representation of future expenses or performance. Actual operating expenses and annual returns may be greater or lesser than those shown.

    	Each Portfolio's active management approaches could lead to higher portfolio transaction expenses as a result of a higher volume of such transactions. These transaction expenses are not fully reflected in the expenses subject to the cap described above. See "Investment Techniques -
Portfolio Turnover".   The Investment Adviser, at its discretion, may waive
any portion of the advisory fees in any Portfolio.



                         	FINANCIAL HIGHLIGHTS

The financial information in the following tables has been audited in conjunction with the audit of the financial statements of the Fund by Ernst & Young LLP, independent auditors. The audited financial statements for the year ended December 31,1996 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements which can be obtained upon request. The Money Market Portfolio, previously the AMT Capital Fund, Inc.-Money Market Portfolio (the "AMT Capital Portfolio"), commenced operations on November 1, 1993. Effectiveas of the close of business on April 29, 1997, the AMT Capital Portfolio merged into the Money Market Portfolio pursuant to shareholder approval of the reorganization on April 28, 1997. The financial information for the periods ended December 31, 1996, December 31, 1995, December 31, 1994 and December 31, 1993 in the following table have been audited in conjunction with the audit of the financial statements of the AMT Capital Portfolio by Ernst & Young LLP, independent auditors.



Financial Highlights

Money Market Portfolio
--------------------------------------------------------------------------------
Financial Highlights
For the Periods Ended
--------------------------------------------------------------------------------

                                       December 31, 1996		  December 31, 1995		  December 31, 1994		  December 31, 1993*

Per Share Data
Net asset value, beginning of period			$            1.00 		 $            1.00 		 $            1.00 		 $            1.00


Investment income, net				                          0.05 	               0.06 		              0.04                 0.00 **

Net realized gain on investments				                0.00	**	             0.00 **	             0.00 (b)	              -

	 Net increase from investment
  operations			                                     0.05 		              0.06 		              0.04 		              0.00

Less Distributions from

Investment income, net				                          0.05 		              0.06 		              0.04 		              0.00 **

Net realized gain from investments				              0.00 **	                -   		               -   		               -

Temporary overdistribution of
net realized gain on investments		                     -		                  -		               0.00	**	                -

  	Total distributions			                           0.05 		              0.06 		              0.04 		              0.00

Net asset value, end of period				          $       1.00 		       $      1.00 		       $      1.00 		       $      1.00

Total Return	                                    			5.18%	              	5.74%		              4.13%		              2.69%	(a)

Ratios/Supplemental Data

Net assets, end of period				               $ 25,047,023 		      $ 25,870,153 		      $ 22,006,141 		      $  2,335,633

Ratio of expenses to average
net assets		                                      		0.40%		              0.40%		              0.40%		              0.40%	(a)


Ratio of net investment income to
average net assets				                              5.05%		              5.58%		              4.16%		              2.67%	(a)

Decrease in above ratio due to
waiver of investment advisory
and administration fees, and
reimbursement of other expenses                     0.30%                0.37%                0.64%               25.54% (a)



(a) Annualized
(b) Includes the effect of net realized gains prior to significant increases in shares outstanding.
*    Commencement of Operations was November 1, 1993
**   Rounds to less than $0.01


FFTW Funds, Inc.
------------------------------------------------------------------------------
Financial Highlights
                                                     U.S. Short-Term Portfolio
------------------------------------------------------------------------------

                                     	                      For the Year Ended
For a share outstanding	             Dec. 31, 1996  		Dec. 31, 1995  		Dec. 31, 1994  		Dec. 31, 1993	  	Dec. 31, 1992
throughout the period:

Per Share Data
Net asset value, beginning of
  period	                            $        9.88		   $      9.89		   $        9.98		  $       10.00		  $       10.00

Increase (Decrease) From
Investment Operations
Investment income, net	                       0.55		          0.56		            0.44		           0.32		           0.34

Net realized and unrealized gain
(loss) on investments, and financial
futures and options contracts, and

foreign currency-related transactions	       (0.03)	        	(0.01)		          (0.08)		         (0.03)		          0.01

Total from investment operations             	0.52	          	0.55		            0.36		           0.29		           0.35

Less Distributions
From investment income, net	                  0.55		          0.56		            0.45		           0.31		           0.34

In excess of investment income, net	             -		          0.00	*	           0.00	*	             -	     	         -

From net realized gain on investments,
and financial futures and options
contracts	                                       -		             -		               -		              -		           0.01

Total distributions	                          0.55		          0.56		            0.45		           0.31		           0.35

Net asset value, end of period	        $      9.85		   $      9.88		      $     9.89		    $      9.98	   	$      10.00

Total Return	                                 5.45%		         5.71%		           3.71%		          2.88%		          3.45%

Ratios/Supplemental Data
Net assets, end of period	           $ 355,256,714		  $ 457,425,302		  $ 290,694,868		  $ 417,727,821	  	$ 682,513,193

Ratio of operating expenses
to average net assets, exclusive
of interest expense (a)	                      0.27%		          0.40%		          0.40%		          0.40%		          0.40%

Ratio of operating expenses
to average net assets, inclusive
of interest expense (a)	                      0.40%	          	0.51%		          0.43%		          0.48%		          0.43%

Ratio of investment income,
net to average net assets	                    5.62%		          5.64%		          4.14%		          3.28%		          3.37%

Decrease in above ratios
due to waiver of investment
advisory fees	                                0.05%		          0.07%		          0.08%		          0.03%		             -


(a) Net of waivers
(b) Annualized

* Rounds to less than $0.01.


FFTW Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)
                                                       Stable Return Portfolio
-------------------------------------------------------------------------------

                                    	           For the Year Ended
Period From
For a share outstanding
July 26, 1993* to
throughout the period:	                 Dec. 31, 1996	  	Dec. 31, 1995  		Dec. 31, 1994  		Dec. 31, 1993


Per Share Data
Net asset value, beginning of period		  $       10.00		  $        9.55 	 	$        9.95    $       10.00

Increase (Decrease) From
Investment Operations
Investment income, net	                         	0.55		           0.60 		          0.43             0.14

Net realized and unrealized gain
(loss)	on investments, financial
futures contracts, and foreign
currency-related transactions		                 (0.04)		          0.45 		         (0.40)            0.05

Total from investment operations		               0.51		           1.05 		          0.03             0.19

Less Distributions
From investment income, net		                    0.55		           0.60 		          0.43             0.14

In excess of investment income, net      	       0.00**	             -		              -	               -

From net realized gains on investments,
financial futures contracts, and
currency-related transactions		                  0.03		              - 		             -             0.03

In excess of net realized gain on
investments and financial futures
contracts	                                         	-		              - 		             -             0.07

Total distributions		                            0.58		           0.60 		          0.43             0.24

Net asset value, end of period		           $     9.93		    $     10.00 		   $      9.55        $    9.95

Total Return		                                   5.29%		         11.26% 		         0.29%            4.27% (b)

Ratios/Supplemental Data
Net assets, end of period		             $  42,100,461		  $   5,080,067 	  $   4,338,339    $   3,482,439

Ratio of operating expenses
to average net assets, exclusive
of interest expense (a)		                        0.31%		          0.50%		          0.50%            0.50% (b)

Ratio of operating expenses
to average net assets, inclusive
of interest expense (a)		                        0.49%		          1.41%		          1.74%            0.50% (b)

Ratio of investment income,
net to average net assets		                      5.79%		          6.09%	   	       4.43%            3.68% (b)

Decrease in above ratios
due to waiver of investment
advisory fees and reimbursement
of other expenses		                              0.15%		          0.53%		          0.57%            1.46% (b)

Portfolio Turnover		                            1,387%		         1,075%	 	          343%           1,841%


(a)  Net of waivers and reimbursements.
(b)  Annualized
*    Commencement of Operations
**   Rounds to less than $.01


FFTW Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)
                                              Mortgage Total Return Portfolio
-------------------------------------------------------------------------------

                                                           		Period From
                                                         		April 29, 1996 *
For a share outstanding	                                  	to Dec. 31, 1996
throughout the period:



Per Share Data
Net asset value, beginning of period				                   $          10.00

Increase From Investment
Operations
Investment income, net			                                             	0.41

Net realized and unrealized gain on
investments, short sales, and financial
futures and options contracts	                                      			0.23

Total from investment operations	                                   			0.64

Less Distributions
From investment income, net				                                        0.41

In excess of investment income, net		                                		0.06

From net realized gain on investments,
short sales, and financial futures and
options contracts			                                                   0.01

Total distributions			                                                 0.48

Net asset value, end of period				                         $          10.16

Total Return		                                                       		6.54%	(c)

Ratios/Supplemental Data
Net assets, end of period				                                 $ 220,989,789

Ratio of operating expenses
to average net assets, exclusive of
interest expense (a)				                                               0.45%	(b)

Ratio of operating expenses
to average net assets, inclusive of
interest expense (a)				                                               0.88%	(b)

Ratio of investment income,
net to average net assets		                                          		7.61%	(b)

Decrease reflected in above ratios

due to waiver of investment
advisory fees	                                                      			0.10%	(b)

Portfolio turnover		                                                  		590%


(a)  Net of waivers.
(b)  Annualized
(c)  Not annualized
*    Commencement of Operations	See Notes to Financial Statements



FFTW Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)
                                                           Worldwide Portfolio
-------------------------------------------------------------------------------

                                                       	For the Year Ended		                         Period From
For a share outstanding	          Dec. 31,	1996    Dec. 31,	1995    Dec. 31,	1994   Dec. 31, 1993   	April 15, 1992* to
throughout the period:	                                                                              Dec. 31, 1992

Per Share Data
Net asset value, beginning
of period		                       $        9.83		  $        9.27 		 $       10.02 		$        9.98 		 $       10.00

Increase (Decrease) From

Investment Operations

Investment income, net		                   0.53		           0.58 		          0.50 		         0.45 		          0.39

Net realized and unrealized
gain (loss)	on investments,
financial futures contracts,

and foreign currency-related
transactions		                             0.01		           0.56 		         (0.74)		         1.04 		          0.53

Total from investment operations		         0.54		           1.14 		         (0.24)		         1.49 		          0.92

Less Distributions

From investment income, net		              0.53		           0.30 		          0.20 		         0.45 		          0.39

In excess of investment
  income, net                               		-		              - 		          0.01 		            -		              -

From net realized gain on
investments,	financial futures
contracts,		and foreign currency-
related transactions			                    0.09		              - 		             -		          0.87 		          0.55

In excess of net realized gain on
investments,	financial futures
contracts, and foreign currency-
related transactions	                       		-		              -        		      -		          0.13 		          0.00 **

From capital stock in excess of
par value		                                0.11		           0.28 		          0.30 		            -		              -

Total distributions		                      0.73		           0.58 		          0.51 		         1.45 		          0.94

Net asset value, end of period	    	$      9.64	    	$      9.83   	 	$      9.27 		  $     10.02   		  $     9.98

Total Return	                              	5.77%		        12.60% 		        (2.25%)		       15.86% 	    	    13.46% (b)

Ratios/Supplemental Data

Net assets, end of period		         $ 74,939,437		  $ 86,186,177 		  $ 53,721,481  		$217,163,036 	 	  $82,757,009

Ratio of operating expenses
to average	net assets, exclusive
of interest expense (a)		                   0.60%		         0.60%		          0.60%		         0.59%		          0.60%	(b)

Ratio of operating expenses
to average	net assets, inclusive
of interest expense (a)		                   0.60%		         0.60%		          0.63%		         0.86%		          0.79%
	(b)

Ratio of investment income, net
to average	net assets		                     5.52%		         6.13%		          5.11%	   	      4.48%		          5.39%	(b)

Decrease in above ratios due to

waiver of investment advisory
fees and	reimbursement of other
expenses		                                  0.05%		         0.30%		          0.02%		            -		           0.72%	(b)

Portfolio turnover	                       	1,126%		        1,401%		         1,479%		        1,245%		           850%


(a)  Net of waivers and reimbursements.
(b)  Annualized
*    Commencement of Operations
**   Rounds to less than $0.01.


FFTW Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights
                                                    Worldwide-Hedged Portfolio
-------------------------------------------------------------------------------

                                                        	For the Year Ended	                            Period From
For a share outstanding	            Dec. 31, 1996   	Dec. 31,	1995    Dec. 31,	1994    Dec. 31,	1993    May 19, 1992* to
throughout the period:	                                                                                 Dec. 31, 1992


Per Share Data
Net asset value, beginning of
period		                            $       10.85		  $       10.41  		$       10.08 		 $        9.85 		  $      10.00


Increase From Investment

Operations
Investment income, net		                     0.62		           0.45		           0.34 		          0.45 		          0.32

Net realized and unrealized gain
on	investments, financial futures
contracts, and foreign currency-
related transactions	                       	0.43		           0.66		           0.43 (c)	        0.76 		          0.25

Total from investment operations		           1.05		           1.11 		          0.77 		          1.21 		          0.57

Less Distributions

From investment income, net		                0.62		           0.67		           0.44 		          0.45 		          0.32

In excess of investment income, net		        0.37		              -		           0.00	**	            -		              -

From net realized gain on
investments,	financial futures
contracts, and foreign

currency-related transactions		                 -		              - 		             -		           0.53		           0.40

Total distributions	                        	0.99		           0.67		           0.44		           0.98		           0.72

Net asset value, end of period		      $     10.91   		$      10.85		   $      10.41 	   	$     10.08		     $     9.85

Total Return	                              	10.03%		         11.00%		          7.84%		         12.89%		          9.45%	(b)

Ratios/Supplemental Data

Net assets, end of period		          $ 30,023,657	   	$ 28,254,830 		  $    272,725 		  $ 41,137,515 		  $ 21,785,134

Ratio of operating expenses
to average net assets,
exclusive of interest
expense (a)                                		0.45%		          0.45%		          0.60%		          0.60%	         	 0.60%	(b)

Ratio of operating expenses
		to average net assets,
inclusive of interest
expense (a)		                                0.45%		          0.45%		          0.65%		          0.86%		          0.83%	(b)

Ratio of investment income,
net to average net assets		                  5.71%		          5.84%		          4.72%		          4.49%		          5.13%	(b)

Decrease in above ratios due
to waiver of investment advisory
fees	and reimbursement of
other expenses		                             0.24%		          0.54%		          0.17%		          0.09%		          1.01%	(b)

Portfolio Turnover		                        1,087%		           500%		         1,622%		         1,254%		           826%


(a)  Net of waivers and reimbursements.
(b)  Annualized
(c) Includes the effect of net realized losses prior to significant decreases in shares outstanding.

*  Commencement of Operations
** Rounds to less than $0.01.


FFTW Funds, Inc.
-------------------------------------------------------------------------------
Financial Highlights
                                                       International Portfolio
-------------------------------------------------------------------------------
                                                          		Period From

For a share outstanding	                                   	May 9, 1996 *
throughout the period:		                                   to Dec. 31, 1996


Per Share Data
Net asset value, beginning of period				                      $       10.00

Increase From Investment
Operations
Investment income, net		                                             		0.38

Net realized and unrealized gain on
investments, financial futures contracts,
and foreign currency-related transactions	                          			0.28

Total from investment operations		                                   		0.66

Less Distributions
From investment income, net	                                        			0.38

From net realized gain on investments,
financial futures contracts, and foreign
currency-related transactions		                                     		0.08

Total distributions		                                               		0.46

Net asset value, end of period				                           $       10.20

Total Return		                                                      		6.66%	(c)

Ratios/Supplemental Data
Net assets, end of period				                                $  35,745,937

Ratio of operating expenses
to average net assets (a)	                                         			0.60%	(b)

Ratio of investment income,
net to average net assets			                                         	5.73%	(b)

Decrease in above ratios
due to waiver of investment
advisory fees		                                                     		0.32%	(b)

Portfolio turnover	                                                 			539%


(a)  Net of waivers.
(b)  Annualized
(c)  Not annualized

*    Commencement of Operations



FFTW Funds, Inc.
------------------------------------------------------------------------------
Financial Highlights
                                                International-Hedged Portfolio
------------------------------------------------------------------------------

                                                     	For the Year Ended		                Period From
For a share outstanding					                                     	                        March 25, 1993* to
throughout the period:	               Dec. 31, 1996   	Dec. 31, 1995***		Dec. 31, 1994	  	to Dec. 31, 1993



Net asset value, beginning
  of period		                         $       10.19		  $       10.00		   $       10.39 		 $        10.00

Increase (Decrease) From
Investment Operations
Investment income, net	                       	0.47		           0.19 		           0.20 		           0.44

Net realized and unrealized
gain (loss) on	investments,
financial futures and swap
contracts, and foreign
currency-related transactions		               (0.15)		          0.19 		          (0.46)		           0.78

Total from investment
  operations		                                 0.32		           0.38 		          (0.26)		           1.22

Less Distributions
From investment income, net		                  0.47		           0.19 		           0.20 		           0.44

In excess of investment
  income, net		                                   -		           0.00	(c)	            -	   	            -

From net realized gain on
investments,	financial futures
and swap contracts,	and
foreign currency- related
transactions		                                 0.05		              -		            0.50		            0.39

In excess of net realized
gain on investments,
financial futures and swap
contracts, and	foreign
currency-related transactions.		               0.09		              -		               -		               -

From capital stock in
  excess of par value		                        0.10		              -		               -		               -

Total distributions		                          0.71		           0.19 		           0.70 		           0.83

Net asset value, end
  of period		                            $     9.80		    $     10.19    		 $      9.43 **	    $      10.39

Total Return		                                 3.18%		         13.45%(b)	        (2.53%)		           16.37%	(b)

Ratios/Supplemental Data
Net assets, end of period		           $ 126,645,111		  $  34,004,887 		    $         -   		  $  17,866,568

Ratio of operating expenses
to average net assets (a)		                    0.60%		          0.60%(b)	         0.57%		             0.60%	(b)

Ratio of investment income,
net to average net assets	                    	4.65%		          6.12%(b)	         2.87%		             5.86%	(b)

Decrease in above ratios
due to waiver	of investment
advisory fees and reimburse-
ment of other expenses                       		0.06%		          0.17%(b)	         0.49%		             0.28%	(b)

Portfolio Turnover	                             784%		           764%		          1,282%		              855%

(a) Net of waivers and reimbursements.
(b) Annualized
(c) Rounds to less than $0.01.
*    Commencement of Operations
** Represents net asset value per share at December 30, 1994. The Portfolio was fully liquidated on December 30, 1994 based on this net asset value.
***  The Portfolio recommenced operations on September 14, 1995.




                                	THE FUND

    	The Fund is a no-load, open-end management investment company organized as a Maryland corporation. The Fund currently consists of thirteen Portfolios of debt securities, each with its own investment objectives and policies: (1) U.S. Fixed Income Portfolios - Money Market, U.S. Short-Term, Stable Return, U.S. Treasury, Mortgage Total Return and Broad Market and (2) Global and International Fixed Income Portfolios - Worldwide, Worldwide-Hedged, International, International-Hedged, Emerging Markets, Inflation-Indexed and Inflation-Indexed Hedged.


                    	INVESTMENT OBJECTIVES AND POLICIES

    	Each Portfolio seeks a high or stable level of total return as may
be consistent with the preservation of capital.   The total return sought by
each Portfolio will consist of current income, capital appreciation, or a combination of capital appreciation and current income, depending on whether the Investment Adviser believes that current and anticipated levels of interest rates, exchange rates and other factors affecting domestic and foreign investments generally favor emphasizing one element or another in seeking maximum total return. There can be no assurance that the investment objectives of any Portfolio will be achieved.

    	Each Portfolio will invest only in debt securities that are rated per the following table by Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's"), or by Thomson Bankwatch in the case of bank obligations, or similarly rated by IBCA Ltd. ("IBCA") in the case of foreign bank obligations, or determined by the Investment Adviser (or the Sub-Adviser to the Global and International Portfolios) to be of similar creditworthiness. The minimum allowable quality rating is indicated.

Portfolio	             S&P	   Moody's	   S&P 	   Moody's	  Thompson	  Average
                     (Corp.)  (Corp.)   (Short-  (Short-   Bankwatch  Portfolio
                                        Term)    Term)                Quality

U.S. Treasury	         AAA	     Aaa	     A-1	     P-1	        A	        AAA
                                                                       (Aaa)

Emerging Markets	      none	    none	    none	    none	      none	      none

Inflation-Indexed
Portfolios	             A	       A       A-2	     P-2	        B       	AA (Aa)

Other Portfolios	      BBB	     Baa	     A-2	     P-2	        B	       AA (Aa)

Money Market quality ratings are described below in the Portfolio's investment policies.

    	Each Portfolio seeks to achieve its investment objective by investing in debt securities of varying durations. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is a measure of the expected life of a debt security on a present value basis. It takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

    	Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call options (backed by a segregated account of cash and cash equivalents) will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would. In the case of Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged Portfolios, short positions as a result of short selling have an equivalent negative impact to duration.


    	The Investment Adviser or Sub-Adviser may exceed the stated duration cap of a Portfolio for temporary defensive purposes.

U.S. FIXED INCOME PORTFOLIOS

    	Each of the U.S. Portfolios will invest at least 65% of its total assets in U.S. dollar-denominated debt securities. Each of the U.S. Portfolios, other than U.S. Treasury and Money Market , may invest up to 35% of its total assets in foreign currency-denominated (non-U.S. dollar) debt securities, although it is not currently expected that any of the U.S. Portfolios will invest more than a minor portion of their total assets in such securities.

MONEY MARKET PORTFOLIO

  		The investment objective of Money Market is to provide the maximum current income that is consistent with the preservation of capital and liquidity through investments in money market securities.

  		Money Market seeks to attain its objective by investing at least 80%
of its total assets in the following high quality, short-term instruments:

   	(a) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

   	(b) commercial paper, loan participation interests, medium term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations;

   	(c) domestic, Yankeedollar (U.S. branches or subsidiaries of foreign depository institutions) and Eurodollar (foreign branches or subsidiaries of U.S. depository institutions) certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies; and

   	(d) repurchase and reverse repurchase agreements.

    	Money Market will invest only in issuers or instruments that at the time of purchase:

   	(a) are issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

   	(b) have received the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's, or are single rated and have received the highest short-term rating by the NRSRO ("First Tier Securities");

   	(c) are rated by two NRSROs in the second highest category, or rated by one agency in the highest category and by another agency in the second highest category or by one agency in the second highest category ("Second Tier Securities"), provided that Second Tier Securities are limited in total to 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000; or

   	(d) are unrated, but are determined to be of comparable quality by the Investment Adviser and sub-adviser pursuant to guidelines approved by the Board of Directors.

  		Single rated and unrated securities are subject to ratification by the Board of Directors. See "Descriptions of Investments" and the Statement of Additional Information for definitions of the foregoing instruments and rating systems.

  		Portfolio investments in Money Market are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for an explanation of the amortized cost valuation method. All obligations in which Money Market invests generally have remaining maturities of 397 days or less, although obligations subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities.



U.S. SHORT-TERM PORTFOLIO

    	The investment objective of U.S. Short-Term is to attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity by investing at least 65% of its total assets in high-quality fixed income securities with an average U.S. dollar-weighted duration of less than one year.

    	U.S. Short-Term seeks to attain its objectives by investing in:
debt securities of U.S. and foreign issuers, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities; municipal obligations; obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities or by supranational organizations; obligations of domestic or foreign corporations or other entities; obligations of domestic or foreign banks; and mortgage- and asset-backed securities. The Portfolio may also engage in repurchase and reverse repurchase agreements. These investments are described below under "Description of Investments". In addition, U.S. Short-Term may utilize up to 5% of its total assets as margin and premiums to purchase and sell options, futures and options on futures contracts. U.S. Short-Term may not invest more than 5% of its total assets in the securities of any issuer (other than the U.S. Government and its agencies).

    	The shares of U.S. Short-Term are not guaranteed by the U.S. Government. U.S. Short-Term is not a "money market fund" and may make investments that are not permitted by money market funds under applicable regulations. For example, U.S. Short-Term may have a dollar-weighted average maturity in excess of ninety days. Except for temporary defensive purposes, U.S. Short-Term will not have a dollar-weighted average maturity in excess of three years.

STABLE RETURN PORTFOLIO

    	The investment objective of Stable Return is to maintain a stable level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality debt securities with an average U.S. dollar-weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.

    	Stable Return seeks to attain its objective by investing in debt securities and instruments of the same type as U.S. Short-Term. Stable Return will generally purchase securities included in the Merrill Lynch 1-2.99 Year Treasury Index, which has historically maintained stable returns from quarter to quarter, relative to longer-term securities. (See "Appendix" in the Statement of Additional Information.) The price and yield of securities in the 1 to 3 year duration range are generally less volatile than those of securities with a longer duration. Stable Return will seek to match the average duration of the Index but cannot guarantee that it will do so. At no time will the average duration of the Portfolio be more than one year in excess of the average duration of the Index.

    	Stable Return is suitable as an investment option for defined contribution and retirement plans. Stable Return will be managed by the Investment Adviser in a manner designed to produce returns similar to those of a guaranteed investment contract ("GIC"). However, unlike a GIC, Stable Return is not guaranteed by an insurer.

U.S. TREASURY PORTFOLIO

    	The investment objective of U.S. Treasury is to attain a high level of total return as may be consistent with the preservation of capital and to avoid credit quality risk by investing primarily in securities issued by the U.S. Treasury with an average U.S. dollar-weighted duration of less than five years which will provide investors in most jurisdictions with income exempt from state and local tax. (Check with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.)

    	U.S. Treasury seeks to attain its objective by investing at least
95% of its total assets in U.S. dollar-denominated obligations issued by the U.S. Treasury, and repurchase and reverse repurchase agreements collateralized by such obligations. U.S. Treasury may invest up to 5% of its total assets in U.S. dollar- or foreign currency-denominated debt securities and instruments of the same type as U.S. Short-Term.

MORTGAGE TOTAL RETURN PORTFOLIO

    	The investment objective of Mortgage Total Return is to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in mortgage- and asset-backed, and other mortgage-related securities, maintaining an average U.S. dollar-weighted duration in the range of two to six years.


    	Mortgage Total Return seeks to attain its objective by investing at least 65% of its total assets in mortgage- and asset-backed, and other mortgage-related debt obligations of U.S. and foreign issuers. Mortgage Total Return may also invest up to 35% of its total assets in debt securities and instruments of the same type as U.S. Short-Term. The Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in short-term U.S. Government securities and money market instruments.

BROAD MARKET PORTFOLIO

    	The investment objective of Broad Market is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality fixed income securities reflective of the broad spectrum of the U.S. bond market with an average U.S. dollar-weighted duration of less than eight years.

    	Broad Market seeks to attain its objective by investing in debt securities and instruments of the same type as U.S. Short-Term. The broad market of fixed income securities includes all investment grade fixed income securities in the corporate, U.S. Government and mortgage- and asset-backed markets with durations of greater than one year. The allocation among markets will vary based upon the issuance of new securities and the retirement of outstanding securities. The current market allocation is comprised of approximately 20% in corporate securities, 50% in U.S. Government securities and 30% in mortgage- and asset-backed securities. The Investment Adviser will manage Broad Market to approximate broad market allocations by purchasing and selling representative securities in each market, but Broad Market cannot guarantee that it will match such broad market allocations. The Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in short-term U.S. Government securities and money market instruments.

GLOBAL AND INTERNATIONAL PORTFOLIOS

    	Each of the Worldwide Portfolios will invest at least 65% of its total assets in debt securities of issuers from at least three different countries, including the United States, with a significant portion of its assets in debt securities of issuers located outside the United States. Each of the International Portfolios will invest at least 65% of its total assets in debt securities of issuers from at least three different countries, excluding the United States. Each of Inflation-Indexed and Inflation-Indexed Hedged are not required to invest any minimum percentage of assets in debt securities of issuers located outside the United States, nor in any minimum number of countries or currencies. Each of the Portfolios may, for temporary defensive purposes, invest up to 100% of its total assets in short-term U.S. Government securities and money market instruments.

WORLDWIDE PORTFOLIO

    	The investment objective of Worldwide is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

    	Worldwide seeks to attain its objective by investing in debt securities of U.S. and foreign issuers, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities; municipal obligations; obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies or instrumentalities or by supranational organizations; obligations of domestic or foreign corporations or other entities; obligations of domestic or foreign banks; and mortgage- and asset-backed securities. The Portfolio may also engage in repurchase and reverse repurchase agreements. Each of these investments are described below under "Descriptions of Investments". In addition, Worldwide may utilize up to 5% of its total assets as margin and premiums to purchase and sell options, futures and options on futures contracts. The Adviser or Sub-Adviser intends to actively manage the Portfolio and the allocations of the Portfolio's investment assets among various world bond markets (and currencies) are not expected to be comparable to, or as diverse as, the allocations accorded to such markets (and currencies) by the major bond market indices. The Portfolio will maintain investments in debt securities of issuers from at least three different countries, including the United States.

    	At the Investment Adviser's or Sub-Adviser's discretion, Worldwide may at times seek to hedge all or part of its foreign currency-denominated assets against foreign currency risks. Worldwide may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.


WORLDWIDE-HEDGED PORTFOLIO

    	The investment objective of Worldwide-Hedged is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

    	Worldwide-Hedged seeks to attain its objective by investing in debt securities and instruments of the same type as Worldwide. The Adviser or Sub-Adviser intends to actively manage the Portfolio and the allocations of the Portfolio's investment assets among various world bond markets are not expected to be comparable to, or as diverse as, the allocations accorded to such markets by the major bond market indices. The Portfolio will maintain investments in debt securities of issuers from at least three different countries, including the United States.

  	Worldwide-Hedged, as a fundamental policy of the Portfolio, which may only be changed by a vote of shareholders, will attempt to hedge at least 65% of its foreign currency-denominated total assets against foreign currency risks to the extent feasible. Worldwide-Hedged may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.


INTERNATIONAL PORTFOLIO

    	The investment objective of International is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

    	International will seek to attain its objective by investing in foreign currency-denominated debt securities and instruments of the same type as Worldwide. Up to 35% of the balance of its total assets may be invested in U.S. dollar-denominated securities of the same type.

    	At the Investment Adviser's or Sub-Adviser's discretion, International may at times seek to hedge all or part of its foreign currency-denominated assets against foreign currency risks. International may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.



INTERNATIONAL-HEDGED PORTFOLIO

    	The investment objective of International-Hedged is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

    	International-Hedged seeks to attain its objective by investing in foreign currency-denominated debt securities and instruments of the same type as Worldwide. Up to 35% of the balance of its total assets may be invested in U.S. dollar-denominated securities of the same type.

    	International-Hedged, as a fundamental policy of the Portfolio, which may only be changed by a vote of shareholders, will attempt to hedge at least 65% of its foreign currency-denominated total assets against foreign currency risks to the extent feasible. Hedging techniques may at times include the purchase of an interest rate swap pursuant to which the Portfolio agrees to pay the return on a specified global index in exchange for a fixed interest payment. The effect of such a hedge is to exchange the market exposure imbedded in the index for a fixed interest return, while retaining on behalf of the Portfolio any incremental return achieved in excess of the index return. This type of transaction also serves to hedge the Portfolio's currency exposure. International-Hedged may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.



EMERGING MARKETS PORTFOLIO

  	 	The investment objective of Emerging Markets is to attain a high level of total return as may be consistent with the preservation of capital by investing at least 65% of its total assets in fixed income securities from bond markets in emerging markets countries, denominated in local currencies or currencies of OECD countries, with an average U.S. dollar-weighted duration of less than eight years.

    	Emerging Markets seeks to attain its objective by investing in debt securities of foreign issuers from emerging markets countries (see below), including obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies or instrumentalities or by supranational organizations; obligations of foreign corporations or other entities; obligations of foreign banks; Brady Bonds; Eurobonds; and Yankee Bonds. Up to 35% of the balance of its total assets may be invested in securities of the same type as Worldwide. The Portfolio may also engage in repurchase and reverse repurchase agreements. The Portfolio may also invest in loan participation instruments from major bank lenders to emerging market countries. Each of these investments are described below under "Descriptions of Investments". In addition, Emerging Markets may utilize up to 5% of its total assets as margin and premiums to purchase and sell options, futures and options on futures contracts. The Adviser or Sub-Adviser intends to actively manage the Portfolio and the allocations of the Portfolio's investment assets among various emerging markets (and currencies) are not expected to be comparable to, or as diverse as, the allocations accorded to such markets (and currencies) by the major bond market indices. The Portfolio will maintain investments in debt securities of issuers from at least three different countries.

    	The management of the Portfolio will employ a combination of fundamental economic analysis as well as internally developed models to screen out credit or default risk and to highlight potentially risky currencies of emerging markets countries.

    	The Portfolio primarily invests in the following emerging markets:
1) Latin America - Argentina, Brazil, Chile, Colombia, Costa Rica, Ecuador, Jamaica, Mexico, Panama, Peru and Venezuela; 2) Asia - China, India, Indonesia, Malaysia, Philippines and Thailand; 3) Africa - Morocco, Nigeria and South Africa; and 4) Europe - Bulgaria, Czech Republic, Greece, Hungary, Poland, Portugal, Russia and Turkey. Other countries may be added in the future.

    	At the Investment Adviser's or Sub-Adviser's discretion, Emerging Markets may at times seek to hedge all or part of its foreign currency-denominated assets against foreign currency risks. Emerging Markets may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.

INFLATION-INDEXED PORTFOLIO

   		The investment objective of Inflation-Indexed is to attain a high level of return in excess of inflation as may be consistent with the preservation of capital by investing at least 65% of its total assets in securities with a coupon rate or principal amount or both linked to the inflation rate from bond markets worldwide, denominated in both U.S. dollars and foreign currencies.


    	Inflation-Indexed seeks to attain its objective by investing in debt securities of U.S. and foreign issuers, including securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities; municipal obligations; obligations issued or guaranteed by a foreign government, or any of its political subdivisions, authorities, agencies or instrumentalities or by supranational organizations; obligations of domestic or foreign corporations or other entities; obligations of domestic or foreign banks; and mortgage- and asset-backed securities. At least 65% of these securities will be linked to the inflation rate in the applicable market of the issuer. The Portfolio may also engage in repurchase and reverse repurchase agreements. Each of these investments are described below under "Descriptions of Investments". In addition, Inflation-Indexed may utilize up to 5% of its total assets as margin and premiums to purchase and sell options, futures and options on futures contracts. The Adviser or Sub-Adviser intends to actively manage the Portfolio and the allocations of the Portfolio's investment assets among various world bond markets (and currencies) are not expected to be comparable to, or as diverse as, the allocations accorded to such markets (and currencies) by the major bond market indices.

    	At the Investment Adviser's or Sub-Adviser's discretion,
Inflation-Indexed may at times seek to hedge all or part of its foreign currency-denominated assets against foreign currency risks. Inflation-Indexed may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.

INFLATION-INDEXED HEDGED PORTFOLIO

   		The investment objective of Inflation-Indexed Hedged is to attain a high level of return in excess of inflation as may be consistent with the preservation of capital by investing investing at least 65% of its total assets
in securities with a coupon rate or principal amount or both linked to the inflation rate from bond markets worldwide, denominated in both U.S. dollars and foreign currencies and by actively utilizing currency hedging techniques.


    	Inflation-Indexed Hedged seeks to attain its objective by investing in debt securities and instruments of the same type as Inflation-Indexed. The Adviser or Sub-Adviser intends to actively manage the Portfolio and the allocations of the Portfolio's investment assets among various world bond markets are not expected to be comparable to, or as diverse as, the allocations accorded to such markets by the major bond market indices.

    	Inflation-Indexed Hedged, as a fundamental policy of the Portfolio, which may only be changed by a vote of shareholders, will attempt to hedge at least 65% of its foreign currency-denominated total assets against foreign currency risks to the extent feasible. Inflation-Indexed Hedged may also enter into transactions in foreign currencies and related instruments, based on expectations of changes in the exchange rates among foreign currencies, in an effort to enhance total return.


                     	DESCRIPTION OF INVESTMENTS

    	The following briefly describes some of the different types of securities in which the thirteen Portfolios may invest, subject to each Portfolio's investment objectives and policies. For a more extensive description of these assets and the risks associated with them, see the Statement of Additional Information.

    	U.S. Treasury and other U.S. Government and Government Agency Securities. Each Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States ("U.S. Government Securities"). Each Portfolio may also purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Student Loan Marketing Association) or by its own credit standing (e.g., Federal National Mortgage Association). Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress.

    	Foreign Government and International and Supranational Agency Securities. Each Portfolio may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

    	Bank Obligations. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts ("Bank
Obligations"). Each Portfolio (in particular, Money Market and U.S. Short-Term) may, from time to time, concentrate more than 25% of its total assets in such Bank Obligations.

     Zero Coupon Securities. Each Portfolio may invest in zero coupon securities, which are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be redeemed at face value on a specified maturity date. There are many kinds of zero coupon securities. Some are issued in zero-coupon form, including stripped U.S. Government Securities issued through the U.S. Treasury. Others are created by brokerage firms that strip (separate) the coupons (unmatured interest payments) off of interest-paying bonds and sell the principal and the coupons separately.


    	Corporate Debt Instruments. Each Portfolio may purchase commercial paper, notes and other obligations of U.S. and foreign corporate issuers meeting the Portfolio's credit quality standards (including medium-term and variable rate notes).

    	Repurchase and Reverse Repurchase Agreements. Each Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. Each Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon price and date.

       	For each reverse repurchase agreement, the Fund will maintain for a Portfolio a segregated custodial account containing cash, U.S. Government Securities or other appropriate securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, until payment is made. Repurchase and reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolios will engage in such transactions with parties selected on the basis of such party's creditworthiness. U.S. Short-Term, Worldwide, and Worldwide-Hedged may not enter into a repurchase agreement or reverse repurchase agreement if, as a result thereof, more than 25% of each such Portfolio's total assets would be subject to repurchase agreements or reverse repurchase agreements.

    	Dollar Roll Transactions. Each Portfolio may enter into dollar roll transactions with selected banks and broker-dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of a Portfolio's borrowing restrictions and consist of the sale by the Portfolio of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially involve only a firm commitment agreement by the Portfolio to buy a security.

    	Mortgage-Backed Securities.  Each Portfolio may, and Mortgage
Total Return Portfolio primarily will, purchase securities that are secured or backed by mortgages or other mortgage-related assets. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). Such securities may be issued by such entities as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities.

    	Mortgage-backed securities may take a variety of forms, but the two most common are mortgage pass-through securities, which represent ownership interests in the Underlying Assets, and collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by the Underlying Assets.

    	Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the Underlying Assets. The portions of these payments the investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risks, and evaluating them required special knowledge.


    	Mortgage-backed securities are often backed by a pool of Underlying Assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on Underlying Assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the Underlying Assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    	The Investment Adviser expects that governmental, government-related and private entities may create new types of mortgage-backed securities offering asset pass-through and asset-collateralized investments in addition to those described above. As such new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with each Portfolio's investment objectives, policies and quality standards, consider whether it would be appropriate for such Portfolio to make investments in them.

    	The duration of a mortgage-backed security, for purposes of a Portfolio's average duration restrictions, will be computed based upon the expected average life of that security.

     	Other Asset-Backed Securities. Each Portfolio may also purchase securities that are secured or backed by assets other than mortgage-related assets, such as automobile and credit card receivables, and that are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain period of time by a letter of credit or pool insurance issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. Each Portfolio will only purchase asset-backed securities that the Investment Adviser determines to be liquid.

    	Foreign Securities. Each Portfolio may, and generally the Global and International Portfolios will, invest in securities denominated in currencies other than the U.S. dollar. The Investment Adviser and the Sub-Adviser will seek to manage the Global and International Portfolios in accordance with a global market strategy. Consistent with such a strategy, these Portfolios may invest in debt securities denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust the exposure of these Portfolios to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

    	The Global and International Portfolios, other than Emerging
Markets, will invest primarily in securities denominated in the currencies of the United States (other than International and International-Hedged), Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. No Portfolio will invest in countries that are not considered by the Investment Adviser or the Sub-Adviser to have stable governments, based on the Investment Adviser's and the Sub-Adviser's analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property, or whose currencies are not convertible into U.S. dollars. Under certain adverse conditions and for the duration of such conditions, each Portfolio may restrict the financial markets or currencies in which its assets are invested and it may invest its assets solely in one financial market or in obligations denominated in one currency.

   		Brady Bonds. Emerging Markets, subject to limitations, may invest in "Brady Bonds" which are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness under a plan announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989.
To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.

    	The Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Brady Bonds which have been issued to date are rated BB or B by S&P or Ba or B by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Adviser to be of comparable quality.

    	Indexed Notes, Currency Exchange-Related Securities and Similar Securities. Each Portfolio may, and generally Inflation-Indexed and Inflation-Indexed Hedged will, purchase notes, the principal amount of which and/or the rate of interest payable on which is determined by reference to an index, which may be (i) the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies; (ii) the difference in the price or prices of one or more specified commodities on specified dates; or (iii) the difference in the level of one or more specified stock indices on specified dates. Each Portfolio may also purchase principal exchange rate linked securities, performance-indexed paper and foreign currency warrants. See "Supplemental Descriptions of Investments" in the Statement of Additional Information.

    	Inflation-Indexed Securities. Each Portfolio may, and generally Inflation-Indexed and Inflation-Indexed Hedged will, invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department's recently announced "inflation-protection" issues. The initial issues are ten-year notes which are issued quarterly. Other maturities will be added at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers ("CPI-U"). These securities are also be eligible for coupon stripping under the U.S. Treasury "STRIPS" program.

    	In addition to the U.S. Treasury's issues, the Portfolios may also purchase inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom, or other inflation-indexed securities that may be issued in the future.

    	Securities Denominated in Multi-National Currency Units or More
Than One Currency. Each Portfolio may invest in securities denominated in a multi-national currency unit, such as the European Currency Unit, which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization. Each Portfolio may also invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation.

    	Municipal Instruments. Each Portfolio may, from time to time, purchase municipal instruments when, in the Investment Adviser's opinion, such instruments will provide a greater rate of return than taxable instruments of comparable quality. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.


                             	INVESTMENT TECHNIQUES

PORTFOLIO TURNOVER

    	The costs associated with turnover have been and are expected to remain low relative to equity fund turnover costs. However, due to the Investment Adviser's and Sub-Adviser's active management style, portfolio turnover may be higher than other mutual fund portfolios investing primarily in debt securities. Custodial turnover charges are usually under 1/1000 of 1% of the transaction value. Turnover costs also include the spread between the "bid" and the "asked" price of the security bought or sold.

    	U.S. Short-Term . Turnover of U.S. Short-Term's assets (excluding those having a maturity of one year or less) is expected to be between 2,000% and 6,000% per year, but may, depending upon market conditions, be higher. This anticipated turnover rate is believed to be higher than the turnover experienced by most short-term funds, due to the Investment Adviser's active management of duration.

    	Other Portfolios.  Turnover of the assets of each of Stable
Return, U.S. Treasury, Mortgage Total Return, Broad Market, Worldwide, Worldwide-Hedged, International, International-Hedged, Emerging Markets, Inflation-Indexed and Inflation-Indexed Hedged (excluding those having a maturity of one year or less) is expected to be between 500% and 1,000% per year, but may, depending upon market conditions, be higher.

HEDGING STRATEGIES

    	Interest Rate Hedging. In order to hedge against changes in interest rates, each Portfolio may purchase and sell exchange-traded or over-the-counter ("OTC") put and call options on any security in which it is permitted to invest or on any security index or other index based on the securities in which it may invest, and may purchase and sell (on a covered basis) financial futures contracts for the future delivery of fixed-income securities or contracts based on financial indices, and options on such futures. Each Portfolio may engage in such activities from time to time at the Investment Adviser's and Sub-Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Portfolio occur.

       	Foreign Currency Hedging. Each Portfolio may, and generally the Global and International Portfolios will, enter into forward foreign currency exchange contracts and may purchase and sell exchange traded and OTC options on currencies, foreign currency futures contracts and options on foreign currency futures contracts to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. A Portfolio may also engage in synthetic hedging. Synthetic hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. (The amount of the contract will not exceed the value of the Portfolio's holdings in linked currencies.) There is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. Each Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, where a corresponding forward currency contract will require no segregation, a currency contract which obligates a Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate cash, U.S. Government securities or other appropriate obligations equal to the amount of the Portfolio's obligations.

    	As a result of hedging techniques, the net exposure of each Portfolio to any one currency may be different from that of its total assets denominated in such currency. Each of Worldwide-Hedged, International-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent practicable, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of Worldwide, International, Emerging Markets and Inflation-Indexed may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or part of its currency exchange risk.

    	The Global and International Portfolios may also decide which securities to purchase or sell, whether to hedge foreign currency positions and engage in the transactions described in the previous paragraph in an effort to profit from anticipated changes in the relation between or among the rates of exchange between various currencies of the countries in which they are permitted to invest.

       	Coverage Requirements. All options on securities, securities indices, other indices and foreign currency written by a Portfolio are required to be covered. When a Portfolio sells a call option, this means that during the life of the option the Portfolio will own or have the contractual right to acquire the securities or foreign currency subject to the option, or will maintain with the Fund's custodian in a segregated account cash, U.S. Government Securities or other appropriate securities in an amount at least equal to the market value of the securities or foreign currency underlying the option. When a Portfolio writes a put option, this means that the Portfolio will maintain with the Fund's custodian in a segregated account cash, U.S. Government Securities or other appropriate securities in an amount at least equal to the exercise price of the option.

       	All futures and forward currency contracts purchased or sold for non-hedging purposes by a Portfolio are also required to be covered. When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, this means that the Portfolio will deposit an amount of cash, U.S. Government Securities or other appropriate securities in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, if applicable, equals the market value of the futures or forward currency contract.

       	When a Portfolio sells a futures or forward currency contract for non-hedging purposes, this means that during the life of the futures or forward currency contract the Portfolio will own or have the contractual right to acquire the securities or foreign currency subject to the futures or forward currency contract, or will maintain with the Fund's custodian in a segregated account cash, U.S. Government Securities or other appropriate securities in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

    	If the market value of the contract moves adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

       	Restrictions on Use of Futures Transactions. Regulations of the Commodity Futures Trading Commission (the "CFTC") applicable to the Fund require that all of a Portfolio's futures and options on futures transactions constitute bona fide hedging transactions and that the Portfolio not enter into such transactions if immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets. Each Portfolio is also permitted to engage in transactions in futures contracts, and options thereon, incidental to such Portfolio's activities in the securities markets. Under applicable CFTC regulations, the value of the assets underlying futures positions is not allowed to exceed the sum of cash set aside in an identifiable manner or short-term U.S. Government or other U.S. dollar-denominated obligations segregated for this purpose.


ILLIQUID SECURITIES

    	Although mutual fund portfolios are allowed to invest up to 15%
(10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. All OTC options; repurchase agreements, time deposits and dollar roll transactions maturing in more than seven days; and loan participations are treated as illiquid assets. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments, and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit a Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. A Portfolio may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio may also invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity.
 If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. The Investment Adviser or Sub-Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

       	Each Portfolio may purchase when-issued securities and other securities that meet the investment criteria of such Portfolio on a forward commitment basis at fixed purchase terms at a future date beyond customary settlement time. The purchase will be recorded on the date a Portfolio enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price.
 No interest generally will accrue to the Portfolio until settlement. The Fund will maintain for each Portfolio a segregated custodial account containing cash, U.S. Government Securities or other appropriate securities having a value at least equal to the aggregate amount of a Portfolio's forward commitments.

TBA (TO BE ANNOUNCED) TRANSACTIONS

   		The typical mortgage-related security transaction, called a TBA (to be announced) transaction, in which the type of mortgage-related securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis.


SHORT SELLING

      		Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged Portfolios may make short sales, which are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to: (1) reduce certain risks of the Portfolio's holdings;
and (2) increase the Portfolio's total return. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the borrowed security, which generally entails purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. The Portfolio also may be required to pay a premium to borrow the security. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash or U.S. Government or other appropriate securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Each of Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged may not enter into short sales exceeding 25% of the net equity of the Portfolio and may not acquire short positions in securities of a single issuer if the value of such positions exceeds 2% of the securities of any class of any issuer. The foregoing restrictions do not apply to the sale of securities if the Portfolio contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold.

CURRENCY AND MORTGAGE SWAPS, AND INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS

   		Each Portfolio may enter into currency swaps for hedging purposes and may also enter into mortgage and interest rate swaps and interest rate caps and floors for hedging purposes or to seek to enhance total return.
Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive funds, the amount of which is determined by reference to an underlying mortgage security. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

   	   	A Portfolio will usually enter into interest rate and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps usually do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Portfolio under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Portfolio under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of cash and other appropriate securities.
The Portfolio and the Investment Adviser (or Sub-Adviser) believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restriction.

	   	A Portfolio will not enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either
A or A-1 or better by S&P or A or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser or Sub-Adviser.


                         	INVESTMENT RESTRICTIONS

  			The Fund has adopted certain fundamental investment restrictions for each Portfolio which may only be changed with approval of a Portfolio's shareholders.  Among these policies are (i) that a Portfolio may not borrow money, except by engaging in reverse repurchase agreements and dollar roll transactions or from a bank as a temporary measure, provided that borrowings, excluding reverse repurchase agreements and dollar roll transactions, will not exceed one-third of total assets and will not be engaged in for leveraging purposes; (ii) that each Portfolio, other than Mortgage Total Return,
Inflation-Indexed and Inflation-Indexed Hedged Portfolios, may not engage in short sales of securities; and (iii) that a Portfolio may not invest for the purpose of exercising control of management. Mortgage Total Return, Inflation-
Indexed and Inflation-Indexed Hedged Portfolios may engage in short sales, providing that acquisitions of short positions in the securities of a single issuer (other than the U.S. government, its agencies and instrumentalities), as measured by the amounts needed to close such positions, not exceed 2% of the Portfolio's total assets.


            	RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
                        	AND INVESTMENT TECHNIQUES

    	A more detailed discussion of the risks associated with the investment policies and investment techniques of the Portfolios appears in the Statement of Additional Information.

    	Changes in Interest Rates. The returns that the Portfolios provide to investors will be influenced by changes in prevailing interest rates. In addition, changes in market yields will affect a Portfolio's net asset value since the prices of portfolio debt securities generally increase when interest rates decline and decrease when interest rates rise. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

    	Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Fund will seek to minimize such withholding taxes whenever practicable. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their United States income taxes if more than 50% of a Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. See "Tax Considerations".

  			Emerging Markets Securities.  The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets.  Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies.  In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets.  Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

    	High Yield/High Risk Securities. Emerging Markets may invest its assets in debt securities rated lower than "BBB" by S&P or "Baa" by Moody's, or "B" by Thomson Bankwatch in the case of bank obligations, or "A-2" by S&P or "Prime-2" by Moody's in the case of commercial paper, or similarly rated by IBCA in the case of foreign bank obligations, or determined by the Investment Adviser (or the Sub-Adviser) to be of similar creditworthiness (commonly referred to as "junk bonds"). Such investments are regarded as speculative by the major rating agencies.

    	Currency Exchange Risks. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio, especially the Global and International Portfolios. While Worldwide-Hedged, International-Hedged and Inflation-Indexed Hedged will, to the fullest extent practicable, and the other Portfolios may, hedge their assets against foreign currency risk, no assurance can be given that currency values will change as predicted, and a Portfolio may suffer losses as a result of this investment strategy. As a result of hedging techniques, the net exposure of each such Portfolio to any one currency may be different from that of its total assets denominated in such currency. The foreign currency markets can be highly volatile and subject to sharp price fluctuations, and a high degree of leverage is typical of the foreign currency instruments in which each Portfolio may invest. Since each Portfolio, may invest in such instruments in an effort to enhance total return, each such Portfolio will be subject to additional risks in connection with the volatile nature of these markets to which the other Portfolios are not subject.

    	Mortgage and Other Asset-Backed Securities. The yield characteristics of mortgage- and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligation generally may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease yield to maturity.

     	Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage- and asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other fixed-income securities from declining interest rates. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Portfolio's yield. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from what was assumed when the Portfolio purchased the security.

   	The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage- and asset-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

    	Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, than the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the securities is government guaranteed or considered to be of the highest quality (rated AAA or the equivalent). Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal prepayments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effect of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayments rates and thus will not protect investors in all circumstances.

    	Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

    	During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO class of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. The Investment Adviser will seek to manage the Portfolio's investments in mortgage-backed securities so that the volatility of a portfolio's investments, taken as a whole, is consistent with the Portfolio's investment objective. If market interest rates or other factors that affect the volatility of securities held by a Portfolio change in ways that the Investment Adviser does not anticipate, the Portfolio's ability to meet its investment objective may be reduced.

   	Non-mortgage related asset-backed securities may not have the benefit of any security interest in the underlying assets and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The Portfolios will only invest in asset-backed securities that the Investment Adviser believes are liquid.

   Short Selling. Each of Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged Portfolios will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security.
 The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Unlike long positions, where the potential loss is limited to the purchase price, the potential loss from a short sale transaction is unlimited unless accompanied by the purchase of an option to buy the security at a specified price.

    	Non-Diversified Portfolios. U.S. Short-Term is "diversified" under the Investment Company Act of 1940, while the other twelve Portfolios are each "non-diversified" for purposes of such Act and so, other than the Money Market Portfolio, are subject only to the diversification requirements necessary for treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). Under the Code, with respect to 50% of its total assets, a Portfolio may invest up to 25% of its total assets in the obligations of an individual issuer (except that this limitation does not apply to U.S. Government Securities, as defined above), and with respect to the remaining 50% of its total assets may not invest more than 5% of its total assets in the obligations of an individual issuer (other than U.S. Government Securities). Money Market is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. Because a "non-diversified" portfolio may invest a larger percentage of its assets in individual issuers than a diversified portfolio, its exposure to credit and market risks associated with such investments is increased.

    	Hedging Transactions. The use of hedging techniques involves the risk of imperfect correlation in movements in the price of the hedge and movements in the price of the securities that are the subject of the hedge.
In addition, if interest or currency exchange rates do not move in the direction against which a Portfolio has hedged, the Portfolio will be in a worse position than if a hedging strategy had not been pursued, because it will lose part or all of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Moreover, hedging transactions that are not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty.

    	Repurchase Agreements. In the event the other party to a repurchase agreement or a reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

    	Dollar Roll Transactions. If the broker-dealer to whom a Portfolio sells the security underlying a dollar roll transaction becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll, the security which the Portfolio is required to repurchase may be worth less than a security which the Portfolio originally held, and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.


    	Zero Coupon Securities. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater interim fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities. Additionally, for tax purposes, zero coupon securities accrue income daily even though no cash payments are received which may require a Portfolio to sell securities that would not ordinarily be sold to provide cash for the Portfolio's required distributions.

    	Concentration in Bank Obligations. Each Portfolio may, at times, invest in excess of 25% of its assets in Bank Obligations, as defined above. By concentrating investments in the banking industry, a Portfolio may have a greater exposure to certain risks associated with the banking industry. In particular, economic or regulatory developments in or related to the banking industry will affect the value of and investment return on a Portfolio's shares. As discussed above, each Portfolio will seek to minimize its exposure to such risks by investing only in debt securities that are determined by the Investment Adviser or Sub-Adviser to be of high quality.

    	Counterparties. The Portfolios may be exposed to the risk of insolvency of another party with which a Portfolio enters into a transaction, such as a repurchase agreement or a dollar-roll transaction. Subject to Board supervision, the Investment Adviser monitors and evaluates the creditworthiness of these counterparties to help minimize those risks.



                          	DISTRIBUTION OF FUND SHARES

    	Shares of the Fund are distributed by AMT Capital Services, Inc. pursuant to a Distribution Agreement (the "Distribution Agreement") dated as of February 1, 1995 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


                           	PURCHASES AND REDEMPTIONS

PURCHASES

    	There is no sales charge imposed by the Fund. The minimum initial investment in any Portfolio of the Fund is $100,000; additional purchases or redemptions may be of any amount.

       	The offering of shares of each Portfolio of the Fund, other than Mortgage Total Return, is continuous and purchases of shares of the Fund may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are:
New Year's Day, Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. These Portfolios offer shares at a public offering price equal to the net asset value next determined after a purchase order becomes effective. Mortgage Total Return offers shares at a public offering price equal to the net asset value determined on the last Business Day of each month and on any other Business Days in which the Investment Adviser approves a purchase at the net asset value determined on those days.


    	Purchases of shares must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date when AMT Capital receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

    	In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call AMT Capital at
(800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00
p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio) to inform the Fund of the incoming wire transfer and must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.

REDEMPTIONS

	The Fund will redeem all full and fractional shares of the Fund upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If such notice is received by the Transfer Agent by 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio) on any Business Day, the redemption will be effective and payment will be made (i) in the case of Money Market and U.S. Short-Term, on such Business Day; (ii) in the case of all other U.S. Portfolios, within seven calendar days, but generally on the day following receipt of such notice; and (iii) in the case of the Global and International Portfolios, within seven calendar days, but generally two business days following receipt of such notice. If the notice is received on a day that is not a Business Day or after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), the redemption notice will be deemed received as of the next Business Day.

    	There is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund.

    	To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

    	A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

    	A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

    	In an attempt to reduce the expenses of the Portfolios, each Portfolio may redeem all of the shares of any shareholder whose account in any Portfolio has a net asset value of less than $100,000. Involuntary redemptions will not be implemented if the value of a shareholder's account falls below the minimum required investment solely as a result of market conditions. The Fund will give 60 day's prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund may also redeem shares in an account of the shareholder as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

EXCHANGE PRIVILEGE

    	Shares of a Portfolio may be exchanged for shares of any other of the Fund's Portfolios or for other funds distributed by AMT Capital based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Fund's Portfolio minimum amounts of $100,000 would still apply. An exchange order is treated the same as a redemption followed by a purchase. Investors who wish to make exchange requests should telephone AMT Capital or the Transfer Agent.


                    		DETERMINATION OF NET ASSET VALUE

    	The net asset value per share of each Portfolio is determined by adding the market value of all the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day for each Portfolio, other than Mortgage Total Return and Money Market. The net asset value of Mortgage Total Return is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

   		The net asset value per share of the Money Market Portfolio is calculated as of 12:00 noon Eastern Time on Business Days. The Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00. For purposes of calculating the Money Market Portfolio's net asset values, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price a Portfolio would receive if it sold the instrument.


    	The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, the Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days of less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule.

    	The following methods are used to calculate the value of the other Portfolio's assets: (1) all portfolio securities for which over-the-counter market quotations are readily available (including asset-backed securities) are valued at the latest bid price; (2) deposits and repurchase agreements are valued at their cost plus accrued interest unless the Investment Adviser or Sub-Adviser determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets; (3) positions (e.g., futures and options) listed or traded on an exchange are valued at their last sale price on that exchange (or if there were no sales that day for a particular position, that position is valued at the closing bid price); and
(4) the value of other assets will be determined in good faith by the Investment Adviser or Sub-Adviser at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. Quotations of foreign securities denominated in a foreign currency are converted to U.S. dollar-equivalents using the bid price of such currencies (quoted by any major bank) in effect at the time net asset value is computed.


                             	DIVIDENDS

    	Dividends are automatically reinvested in additional shares of a Portfolio on the last day of each month at the net asset value per share on the last Business Day of that month. Shareholders must indicate their desire to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Otherwise all dividends will be reinvested in additional shares as described above. In the unlikely event that a Portfolio realizes net long-term capital gains (i.e., with respect to assets held more than one year), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Portfolio at the net asset value on the date the distribution is declared.

    	The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage Total Return, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage Total Return will be declared as a dividend payable to the respective shareholders of record as of the last Business Day of each month. Each Portfolio will also declare, to the extent necessary, a net short-term capital gain dividend once per year.


                            	MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

    	The Board of Directors of the Fund is responsible for the overall management and supervision of the Fund. The Fund's Directors are Stephen J. Constantine, John C Head III, Lawrence B. Krause, Paul Meek and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors".

INVESTMENT ADVISER

    	Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. is responsible for deciding upon investments for each Portfolio. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of portfolio assets.

       	Organized in 1972, the Investment Adviser is a registered investment adviser and a New York corporation that currently manages approximately $24 billion in assets entirely in fixed-income portfolios for in excess of 90 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser is also the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166.


SUB-ADVISER

    	Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. From the inception date of both Portfolios, through December 31, 1992, the Sub-Adviser voluntarily agreed to waive its fees for both Worldwide and Worldwide-Hedged. The Sub-Adviser is under no obligation to waive its
fees for any Portfolio subsequent to December 31, 1992.   The Sub-Adviser's
offices are located at 3 Royal Court, The Royal Exchange, London, EC  3V 3RA.

PORTFOLIO MANAGERS

    	U.S. Fixed Income Portfolios - David J. Marmon, Managing Director.
Mr. Marmon is responsible for management of the U.S. short-term portfolios.
He joined FFTW in 1990 from Yamaichi International (America) where he was head of futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. summa cum laude in economics from Alma College and an M.A. in economics from Duke University. Stewart M. Russell, Managing Director. Mr. Russell is also responsible for management of the U.S. short-term portfolios.
 He joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Earlier at the bank, Mr. Russell managed the short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University. Patricia L. Cook, Managing Director. Ms. Cook is responsible for management of the U.S. long-term portfolios. She joined FFTW in 1991 after twelve years with Salomon Brothers, where she most recently established and headed the bond strategy team that analyzes relative values among mortgages, treasuries, and other sectors of the fixed-income markets and developed portfolio strategies for Salomon Brothers' global institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk. Ms. Cook has a B.A. from St. Mary's College and an M.B.A. from New York University.

    	Global and International Fixed Income Portfolios - Liaquat Ahamed, Managing Director. Mr. Ahamed is responsible for management of the global and international portfolios. He joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University. Simon G. Hard, General Manager of the Sub-Adviser. Mr. Hard is also responsible for management of the global and international portfolios. He joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an MA in modern history from Lincoln College, Oxford University and an MPhil in the history and philosophy of science from Wolfson College, Cambridge University.

ADMINISTRATOR

    	Pursuant to an Administration Agreement dated as of February 2, 1995 between the Fund and AMT Capital Services, Inc., AMT Capital is Administrator to the Fund and provides for or assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

    	Founded in early 1992, AMT Capital is a registered broker-dealer whose senior managers are former officers of Morgan Stanley and The Vanguard Group, where they were responsible for the administration and distribution of The Pierpont Funds, a $5 billion fund complex now owned by J.P. Morgan, and the private label administration group of Vanguard, which administered nearly $10 billion in assets for 45 portfolios, respectively.

	The Fund pays AMT Capital a monthly fee at an annual rate of 0.07%
of the average daily net assets of the Fund on the first $350 million, 0.05% thereafter up to $3 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses AMT Capital for certain costs. In addition, the Fund has agreed to pay the Administrator an incentive fee for reducing the expense ratio of one or more Portfolios of the Fund below the specified expense ratio established for such Portfolios. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


                          	TAX CONSIDERATIONS

    	The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.


FEDERAL INCOME TAXES

    	Each active Portfolio has qualified for and intends to continue to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. To qualify, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC and distributes all of its taxable income on a timely basis, the Portfolio will not pay U.S. federal income or excise tax. Each Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects, on the Account Application Form, to receive cash payments for such distributions.

    	Dividends paid by a Portfolio are taxable to shareholders even though the dividends are automatically reinvested in additional shares of a Portfolio. Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gains dividends are taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction.

    	A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

    	Any gain or loss realized by a shareholder upon the sale or other disposal of shares of a Portfolio, or upon receipt of a distribution in a complete liquidation of the Portfolio, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

    	Each Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

    	Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a Portfolio may be eligible and may elect to "pass through" to the Portfolio's shareholders the amount of foreign income and similar taxes paid by the Portfolio. Each shareholder will be notified within 60 days after the close of a Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for the year.

STATE AND LOCAL TAXES

    	A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

    	Portfolio distributions may be subject to state and local taxes. Distributions of a Portfolio which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states.

    	Shareholders should consult their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid by a Portfolio which is attributable to interest from obligations of the U.S. Government and its agencies, authorities and instrumentalities.



                     	SHAREHOLDER INFORMATION

DESCRIPTION OF THE FUND

    	The Fund was established under Maryland law by the filing of its Articles of Incorporation on February 23, 1989. The Fund has been in operation since December 6, 1989. The Fund's Articles of Incorporation permit the Directors to authorize the creation of additional portfolios, each of which will issue a separate class of shares. Currently, the Fund has thirteen separate Portfolios. The Fund bears all expenses of its operations other than those incurred by the Investment Adviser under its investment advisory agreement. In particular, the Fund pays: investment advisory fees; administration fees; custodian, transfer agent, accounting agent and dividend disbursing agent fees and expenses; legal and auditing fees; expenses of preparing and printing shareholder reports; registration fees and expenses; proxy and annual shareholder meeting expenses, if any; and directors' fees and expenses.

VOTING RIGHTS

    	Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for their vote. Matters to be acted upon that affect a particular Portfolio, including approval of the investment advisory agreement with the Investment Adviser and the submission of changes of fundamental investment policy of a Portfolio, will require the affirmative vote of the shareholders of such Portfolio. The election of the Fund's Board of Directors and the approval of the Fund's independent public accountants are voted upon by shareholders on a Fund-wide basis. As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances.

    	Directors may be removed by shareholders at a special meeting. A special meeting of the Fund shall be called by the Directors upon written request of shareholders owning at least 10% of the Fund's outstanding shares.

CONTROL PERSON



       	As of December 31, 1996, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund that represent 75.13% of the Fund's total net assets and therefore, may be deemed a control person.

PERFORMANCE INFORMATION

   		From time to time the Fund may advertise a Portfolio's "yield" and "total return". A Portfolio's yield for any 30-day (or one month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semiannual basis. Advertisements of a Portfolio's total return may disclose its average annual compounded total return for the period since the Portfolio's inception. A Portfolio's total return for such period is computed by finding, through use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares are assumed to have been reinvested when received. As described above, the Fund imposes no sales charges applicable to purchases and redemptions. Total return and yield figures are based on a Portfolio's historical performance and are not intended to indicate future performance. The value of an investment in a Portfolio will fluctuate and the shares in an investor's account, when redeemed, may be worth more or less than their original cost.

   		From time to time the Money Market Portfolio may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" refers to the income generated by an investment in a Portfolio over a seven calendar-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a one-year period and is shown as a percentage of the investment.
 The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

CUSTODIAN AND ACCOUNTING AGENT

    	Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Custodian and Accounting Agent for the Fund.


TRANSFER AND DIVIDEND DISBURSING AGENT

    	Investors Bank & Trust Company, P.O. Box 1537, Boston,
Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

LEGAL COUNSEL

    	Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005-1208, is legal counsel for the Fund.

INDEPENDENT AUDITORS

    	Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser and the Sub-Adviser.

SHAREHOLDER INQUIRIES

    	Inquiries concerning the Fund may be made by writing to AMT Capital Services, Inc., 600 Fifth Avenue, 26th Floor, New York, New York 10020 or by calling AMT Capital at (800) 762-4848 [or (212) 332-5211, if within New York City].






                   	STATEMENT OF ADDITIONAL INFORMATION

                            	FFTW FUNDS, INC.

                      	200 Park Avenue, 46th Floor
                       	New York, New York  10166
                            	(212) 681-3000



   		FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Fund currently consists of thirteen separate portfolios (each a "Portfolio"): (1) U.S. Fixed Income Portfolios - Money Market ("Money Market"); U.S. Short-Term ("U.S. Short-Term"); Stable Return ("Stable Return"); U.S. Treasury ("U.S. Treasury"); Mortgage Total Return ("Mortgage Total Return"); and Broad Market ("Broad Market"); and (2) Global and International Fixed Income Portfolios - Worldwide ("Worldwide"); Worldwide-Hedged ("Worldwide-Hedged"); International ("International"); International-Hedged ("International-Hedged"); Emerging Markets ("Emerging Markets"); Inflation-Indexed ("Inflation-Indexed"); and Inflation-Indexed Hedged ("Inflation-Indexed Hedged"). Shares of each Portfolio may be purchased through AMT Capital Services, Inc. ("AMT Capital"), the exclusive distributor.



      		This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated April 30, 1997 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or writing AMT Capital at the telephone number or address stated below. This Statement of Additional Information incorporates by reference the Prospectus.




	Distributed by:	       	AMT Capital Services, Inc.
                     				600 Fifth Avenue, 26th Floor
                     				New York, New York  10020
                     				(212) 332-5211
                     				(800) 762-4848 (outside New York City)




   		The date of this Statement of Additional Information is April 30, 1997



                              	TABLE OF CONTENTS

                                                                  	Page
History of the Fund...............................................

Organization of the Fund..........................................

Management of the Fund............................................
  	Board of Directors and Officers................................
  	Investment Adviser and Sub-Adviser.............................
  	Administrator

Control Persons and Principal Holders of Securities...............

Distribution of Fund Shares.......................................

Supplemental Descriptions of Investments..........................

Supplemental Investment Techniques................................

Supplemental Discussion of Risks Associated With the
   Fund's Investment Policies and Investment Techniques...........

Supplemental Techniques to Hedge Interest Rate and Foreign
   Currency Risks and Other Foreign Currency Strategies...........
  	Forward Foreign Currency Exchange Contracts
	   and Associated Risks..........................................
  	Options........................................................
  	Futures Contracts and Options on Futures Contracts.............
  	Other Hedging Techniques.......................................

Investment Restrictions...........................................

Portfolio Transactions............................................

Tax Considerations................................................

Shareholder Information...........................................

Calculation of Performance Data...................................

Financial Statements..............................................

Appendix..........................................................
   	Merrill Lynch 1-2.99 Year Treasury Index......................
   	Quality Rating Descriptions...................................



                            	HISTORY OF THE FUND

     	 	From its inception on February 23, 1989 to September 27, 1989, the name of the Fund was "FFTW Institutional Reserves Fund, Inc.". The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22,
1991 the name of the Fund was "FFTW Reserves, Inc." On July 22, 1991 the name of the Fund was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio which commenced operations on December 6, 1989, Worldwide
Portfolio which commenced operations on April 15, 1992, and Worldwide-Hedged Portfolio which commenced operations on May 19, 1992, were known as Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name.

                          	ORGANIZATION OF THE FUND

    	The authorized capital stock of the Fund consists of 1,000,000,000 shares with $.001 par value, allocated as follows: (i) 200,000,000 shares each to Money Market and U.S. Short-Term; (ii) 100,000,000 shares to Mortgage Total Return; and (iii) 50,000,000 shares to each of the other Portfolios. Each share of each Portfolio has equal voting rights as to each share of such Portfolio. Shareholders have one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights.

    	The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

    	No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.

                            MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

    	The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) has been placed next to the name of each director who is an "interested person" of the Fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

    	*Stephen J. Constantine, 200 Park Avenue, New York, NY. President and Director of the Fund. Mr. Constantine has been a shareholder and Managing Director of the Investment Adviser for the last five years.

    	John C Head III, 1330 Avenue of the Americas, New York, New York 10019-5402. Director of the Fund. Mr. Head has been a Managing Member of Head & Company L.L.C. (or predecessor firm), a merchant banking firm providing advice to corporations in the insurance industry, since 1987. He is Chairman of the Board of Integon Corporation, Vice Chairman of PartnerRe Ltd. and a director of other privately held corporations.

    	Lawrence B. Krause, University of California - San Diego ("UCSD"),
La Jolla, CA. Director of the Fund. Mr. Krause is a member of the Editorial Advisory Board of the Political Science Quarterly, a member of the Council on Foreign Relations, and Vice-Chairman of the U.S. National Committee for Pacific Economic Cooperation. In December, 1990, he was selected as the first holder of the Pacific Economic Cooperation Chair at UCSD. In 1989, Mr. Krause became the Director, Korea-Pacific Program at UCSD. In 1988, he was named Coordinator of the Pacific Economic Outlook Project for the Pacific Economic Cooperation Conference. Mr. Krause was the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

    	Paul Meek, 5837 Cove Landing Road, Burke, Va. Director of the Fund. From 1985 to 1993, Mr. Meek was a financial and economic consultant to foreign central banks under the auspices of each of the Harvard Institute for International Development, the International Monetary Fund and the World Bank. Mr. Meek is a principal in PM Consulting (financial and economic consulting) and has been since 1985. PM Consulting was a consultant to the Investment Adviser from 1985 - January, 1989; such consulting arrangement has been terminated.
From 1982-1985, Mr. Meek was Vice President and Monetary Adviser of the Federal Reserve Bank of New York. Mr. Meek has been a trustee of the Weiss, Peck & Greer group of mutual funds since 1988.

    	*Onder John Olcay, 200 Park Avenue, New York, NY. Chairman of the Board of the Fund. Mr. Olcay has been a shareholder and Managing Director of the Investment Adviser for the last five years.

    	Stephen P. Casper, 200 Park Avenue, New York, NY. Treasurer of the Fund. Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

    	Carla E. Dearing, 600 Fifth Avenue, New York, NY.  Assistant
Treasurer of the Fund. Ms. Dearing serves as President, Principal, and Director of AMT Capital Services since its inception in March 1992. Ms. Dearing is also Senior Vice President and Principal of AMT Capital Advisers, Inc. since January 1992. Ms. Dearing was a former Vice President of Morgan Stanley & Co., where she worked from June 1984 to August 1986 and from November 1988 to January
1992.


     	William E. Vastardis, 600 Fifth Avenue, New York, NY. Secretary of the Fund. Mr. Vastardis serves as Senior Vice President and administrator of the Fund on behalf of AMT Capital Services. Prior to April 1992, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after six years in Vanguard's fund accounting operations.

      		No employee of the Investment Adviser nor AMT Capital Services receives any compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or AMT Capital Services or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.

                      Director's Compensation Table
                     Fiscal Year Ended December 31, 1996
--------------------------------------------------------------------------------
Director	                Aggregate      Pension or   Estimated       Total
                     Compensation From  Retirement   Annual       Compensation
                       Registrant	      Benefits     benefits    From
Registrant
                                        Accrued      Upon         and Fund
                                        As Part of   Retirement  Complex Paid
                                        Fund                     to Directors
                                        Expenses
--------------------------------------------------------------------------------
Stephen J. Constantine	        $0	            $0	           $0	           $0
John C Head III          	$20,000	            $0	           $0	      $20,000
Lawrence B. Krause	       $20,000	            $0	           $0	      $20,000
Paul Meek	                $20,000	            $0	           $0	      $20,000
Onder John Olcay              	$0	            $0	           $0	           $0

By virtue of the responsibilities assumed by the Investment Adviser and AMT Capital Services and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

      	Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of March 31, 1996.

INVESTMENT ADVISER AND SUB-ADVISER

    	The Fund has two sets of advisory agreements, one for U.S. Short-
Term, Worldwide and Worldwide-Hedged (the "original" agreement), and one for each of the other ten Portfolios (the "new" agreements). The Fund also has two sets of sub-advisory agreements, one for Worldwide and Worldwide-Hedged, and one for each of International, International-Hedged, Emerging Markets, Inflation-Indexed and Inflation-Indexed Hedged.

    	Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-Advisory Agreements") between the Investment Adviser and its affiliate Fischer Francis Trees & Watts (the "Sub-Adviser"), a corporate partnership organized under the laws of the United Kingdom, remain in effect for two years following their date of execution and thereafter will automatically continue for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of a Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Investment Adviser or the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders:


Portfolio	                 Last Board Approval	     Last Shareholder Approval
Money Market	                   11/6/96	                     1/21/97
U.S. Short-Term	                2/12/97                       4/3/91
Stable Return	                  2/12/97	                     2/18/93
U.S. Treasury	                  2/12/97	                     1/21/97
Mortgage Total Return	          2/12/97	                      1/2/96
Broad Market                   	2/12/97                     	1/21/97
Worldwide	                      2/12/97                    	12/31/92
Worldwide-Hedged	               2/12/97	                    12/31/92
International                   2/12/97	                     2/18/93
International-Hedged	            2/7/96                     	2/18/93
Emerging Markets               	11/6/96                     	1/21/97
Inflation-Indexed              	11/6/96                     	1/21/97
Inflation-Indexed Hedged       	11/6/96                     	1/21/97

The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders:

Portfolio	                Last Board Approval	       Last Shareholder Approval
Worldwide	                      2/12/97                     12/31/92
Worldwide-Hedged	               2/12/97                    	12/31/92
International                   2/12/97                     	2/18/93
International-Hedged            2/12/97                     	2/18/93
Emerging Markets               	11/6/96	                     1/21/97
Inflation-Indexed              	11/6/96                     	1/21/97
Inflation-Indexed Hedged       	11/6/96                     	1/21/97



    	Each Advisory and Sub-Advisory Agreement is terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser. Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

    	The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreements, including all executive salaries and expenses of the directors and officers of the Fund who are employees of the Investment Adviser or its affiliates and office rent of the Fund. The Investment Adviser also pays a monthly sales incentive fee to AMT Capital Services, Inc., the Distributor for the Fund. See "Distribution of Fund Shares" in the Prospectus. In addition, the Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements. Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses", other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, fees and expenses of directors of the Fund who are not employees of the Investment Adviser or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

    	Both the Investment Adviser and the Sub-Adviser are directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

    	As compensation (subject to expense caps as described under "Fund Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (each of U.S. Short-Term, Worldwide and Worldwide-Hedged pays its fees quarterly) calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):


                                                      				 Rate
		U.S. Fixed Income Portfolios

		Money Market	                                           	.10%
		U.S. Short-Term                                        		.15%*
		Stable Return                                          		.15%**
		U.S. Treasury	                                          	.30%
		Mortgage Total Return	                                  	.30%
  Broad Market                                           		.30%

		Global and International Fixed Income Portfolios

		Worldwide	                                              	.40%
		Worldwide-Hedged                                       		.25%***
		International                                          		.40%
		International-Hedged	                                   	.40%
		Emerging Markets                                       		.75%
		Inflation-Indexed	                                      	.40%
		Inflation-Indexed Hedged	                               	.40%

* Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from .30%.
** Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from .35%.
*** Effective July 1, 1995, the Adviser has voluntarily lowered the advisory fee from .40%.


 For the years ended December 31, 1996, December 31, 1995 and December 31, 1994, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:



Portfolio	                          Year Ended	    Year Ended     Periods Ended
                                    December 31,   December 31,   December 31,
                                      1996            1995           1994
--------------------------------------------------------------------------------
U.S. Short-Term Portfolio           	$607,871	      $867,461	       $625,321
Stable Return Portfolio	                1,711	             0	              0
Mortgage Total Return Portfolio (1)  	126,822             	0              	0
Worldwide Portfolio                  	334,929        	46,819        	517,489
Worldwide-Hedged Portfolio             	1,647             	0         	35,809
International Portfolio (2)           	12,322             	0              	0
International-Hedged Portfolio (3)   	180,065	        52,860              	0

(1) Commencement of Operations was April 29, 1996.
(2) Commencement of Operations was May 9, 1996.
(3) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.


ADMINISTRATOR

    	Pursuant to its terms, the Administration Agreement between the Fund and AMT Capital Services, Inc., a Delaware corporation will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. AMT Capital provides for, or assists in managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

PRINCIPAL HOLDERS OF SECURITIES

    	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of Money Market:
		                  Name and Address of	        Nature of     Percent
Title of Class			   Beneficial Owner            Beneficial    of Portfolio
                                            				Ownership

Common Stock,	      Cooper Industries, Inc.,    Direct          91.21%
$.001 per		         1001 Fannin St., First      Ownership
Share             		City Tower, Suite 3900,
                  		Houston, TX  77210

Common Stock,	      ESI Securities Co., 1221    Direct           5.96%
$.001 per		         Avenue of the Americas,     Ownership
Share	             	30th Floor, New York,
                    NY		10020

  	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of U.S. Short-Term:

                  		Name and Address of			      Nature of      Percent of
Title of Class		 	  Beneficial Owner		          Beneficial     Portfolio
                                         							Ownership

Common Stock,		     Philip Morris		             Direct          13.58%
$.001 per Share     Companies, Inc., 120		      Ownership
                 			Park Avenue, New York
                 			10017-5523

Common Stock,		     Monsanto Reserve Cash,      Direct          11.70%
$.001 per Share     c/o Fischer Francis		       Ownership
                    Trees & Watts, Inc.,
                    200 Park Avenue,
                    New York, NY  10166

Common Stock,		     The Dow Chemical		          Direct          11.36%
$.001 per Share     Company Employees		         Ownership
                    Retirement Plan,
                    Dorinco 100, Midland,
                    MI  48674-0000

Common Stock,		     Markey Charitable		         Direct          6.65%
$.001 per Share     Trust, 3250 Mary		          Ownership
			                 Street, #405, Miami,
			                 FL  33133-5255

Common Stock,		     State Street Bank &		       Direct          6.29%
$.001 per Share     Trust Co., Trustee for      Ownership
                    Pacific Gas & Electric Co.
                    Post-Retirement Medical
                    Trust, One Enterprise
                    Drive W6A, North Quincy,
                    MA			02171

Common Stock,	     	State Street Bank & Trust   Direct          6.19%
$.001 per Share     Co., Trustee for Bull HN    Ownership
                    Information Systems Inc.,
                    One Enterprise Drive SW 5C,
                    North Quincy, MA  02171

Common Stock,	     	Cascade Investments		       Direct          5.68%
$.001 per Share     LLC, c/o Fischer		          Ownership
                    Francis Trees & Watts,
                    Inc., 200 Park Avenue,
                    46th Floor, New York,
                    NY  10166

Common Stock,		     Wachovia Bank of North      Direct          5.27%
$.001 per Share     Carolina, Trustee for		     Ownership
                    R.J.R. Nabisco Defined
                    Benefit Plan, P.O.
                    Box 3099, Winston-Salem,
                    NC  27150-3099

	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of Stable Return:

                  		Name and Address of		       Nature of     Percent
Title of Class      Beneficial Owner	           Beneficial   of Portfolio
                                            				Ownership

Common Stock,	      The Dow Chemical Company    Direct          44.89%
$.001 per		         Foundation, Dorinco 100,    Ownership
Share		             Midland, MI  48674

Common Stock,	      Northern Trust Co.,	        Direct          34.51%
$.001 per		         Trustee FBO Sandoz	         Ownership
Share		             Investment Plan, P.O. Box
                  		92956, Chicago, IL  60675

Common Stock,	      Corporation for Supportive  Direct          19.72%
$.001 per		         Housing, 342 Madison        Ownership
Share		             Avenue, Suite 505, New
                  		York, NY  10173

	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of Mortgage Total Return:

                  		Name and Address of	       	Nature of     Percent
Title of Class      Beneficial Owner	           Beneficial    of Portfolio
                                            				Ownership

Common Stock,	      State Street Bank & Trust   Direct          25.49%
$.001 per	         	Co., Trustee for Bull HN    Ownership
Share		             Information Systems Inc.,
                  		One Enterprise Drive SW
                  		5C, North Quincy, MA
                  		02171

Common Stock,	      Corning, Inc. Master        Direct          19.99%
$.001 per		         Trust, c/o U.S. Trust Co.,  Ownership
Share		             114 W. 47th St., 3rd Floor-
                    39, New York, NY  10036-
                  		1632

Common Stock,	      International Business      Direct          18.24%
$.001 per		         Machines Corp., c/o	        Ownership
Share		             Fischer Francis Trees &
                  		Watts, Inc., 200 Park
                  		Avenue, 46th Floor, New
                  		York, NY  10166

Common Stock,	      International Bank for      Direct           8.69%
$.001 per		         Reconstruction and	         Ownership
Share		             Development Staff Benefits
                    Plan, c/o Fischer Francis
                    Trees & Watts, Inc., 200
                    Park Avenue, 46th Floor,
                    New York, NY  10166

Common Stock,	      International Bank for      Direct           7.91%
$.001 per		         Reconstruction and	         Ownership
Share		             Development Staff
                  		Retirement Plan, c/o
                    Fischer Francis Trees &
                    Watts, Inc., 200 Park
                    Avenue, 46th Floor,
                    New York, NY  10166

Common Stock,	      Cornell University,	        Direct           6.79%
$.001 per		         Terrace Hill, Ithaca, NY    Ownership
Share		             14853-0001

	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of Worldwide:

                  		Name and Address of		       Nature of     Percent
Title of Class      Beneficial Owner	           Beneficial    of Portfolio
                                            				Ownership

Common Stock,	      Northern Trust Co.,	        Direct	         21.78%
$.001 per		         Trustee for GATX	           Ownership
Share		             Master Retirement
	                  	Trust, 500 W. Monroe
                    St., 44th Floor,
                    Chicago, IL  60661

Common Stock,	      Bob & Co., c/o Bank	        Direct	        16.86%
$.001 per		         of Boston, P.O. Box	        Ownership
Share		             1809, Boston, MA		02105

Common Stock,	      Administrators of	          Direct	        14.91%
$.001 per		         Tulane Educational	         Ownership
Share		             Fund, Treasurer's
                  		Office, 6401 Freret
                    St., Suite 178, New
                    Orleans, LA  70118

Common Stock,	      Community Foundation        Direct         11.50%
$.001 per		         For Southeastern            Ownership
Share		             Michigan, 333 West
                    Fort St., Suite 2010,
                    Detroit, MI 48226

Common Stock,	      Bentley College, 175        Direct	         7.73%
$.001 per		         Forest St., Waltham,        Ownership
Share		             MA  02154

Common Stock,	      Geneva Regional	            Direct	         7.10%
$.001 per		         Health System Inc.,	        Ownership
Share	             	196 North St.,
                  		Geneva, NY  14456

	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of Worldwide-Hedged:

                  		Name and Address of		       Nature of      Percent
Title of Class      Beneficial Owner	           Beneficial     of Portfolio
                                            				Ownership

Common Stock,	      Northern Trust Co.	         Direct	        32.34%
$.001 per		         Trustee for Mars	           Ownership
Share		             Benefit Trust, P.O.
                  		Box 92956, Attn:
                  		Mutual Funds,
                  		Chicago, IL  60675

Common Stock,	      Law School Admission        Direct	        28.01%
$.001 per		         Council Inc., P.O.	         Ownership
Share		             Box 40, Newtown, PA
                  		18940-0040

Common Stock,      	State Street Bank &	        Direct	       23.86%
$.001 per		         Trust Co., Trustee	         Ownership
Share		             for Goldman Sachs
                  		Pension Plan, 200
                    Newport Ave., North
                    Quincy, MA  02171

Common Stock,	      The McCallie School,        Direct	       11.33%
$.001 per		         500 Dodds Ave.,	            Ownership
Share	             	Chattanooga, TN 37404

	As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of International:

                  		Name and Address of		       Nature of     Percent
Title of Class      Beneficial Owner	           Beneficial    of Portfolio
                                            				Ownership

Common Stock,	      Colonial Williamsburg       Direct          33.46%
$.001 per		         Foundation, P.O. Box 1776,  Ownership
Share		             Williamsburg, VA  23187-
                  		1776

Common Stock,      	HF Investment LP,	          Direct          22.81%
$.001 per	          1700 Old Deerfield	         Ownership
Share	              Road, Highland Park,
                  		IL 60035

Common Stock,	      David & Company,	           Direct          17.84%
$.001 per	          P.O. Box 188,	              Ownership
Share	              Murfreesboro, TN
                  		37133-0188

Common Stock,	      Mac & Co., Mellon	          Direct          15.45%
$.001 per	Trust,    P.O. Box	                   Ownership
Share	              3198, Pittsburgh, PA
                  		15230-3198

Common Stock,	      State Street Bank &	        Direct          10.43%
$.001 per	          Trust, Trustee FBO	         Ownership
Share	              Retirement Income
                  		Plan For Employees
                  		of Colonial
                  		Williamsburg, P.O.
                  		Box 1776,
                  		Williamsburg, VA
                  		23187-1776

As of March 31, 1997, the following persons held 5 percent or more of the outstanding shares of International-Hedged:

                				Name and Address of		       Nature of     Percent
	Title of Class		   Beneficial Owner		          Beneficial   of Portfolio
                                         							Ownership

Common Stock,		     Northrop Corporation	       Direct          20.06%
$.001 per Share		   Employee Benefit Plan,	     Ownership
                    1840 Century Park West,
                    Los Angeles, CA 90067-2101

Common Stock,		     International Business	     Direct          18.69%
$.001 per Share		   Machines Corp.		            Ownership
			                 Retirement Plan, 3001
                 			Summer Street,
                 			Stamford, CT  06905

Common Stock,		     U.S. Trust Co.,		           Direct          17.66%
$.001 per Share		   Trustee for Corning,	       Ownership
                    Inc., 777 Broadway, 10th
                    Floor, New York, NY
                    10003-9598

Common Stock,		     Northern Trust Co.	         Direct          9.71%
$.001 per Share		   Trustee for Monsanto       	Ownership
                    Defined Contribution,
                    P.O. Box 92956, Attn:
                    Mutual Funds, Chicago,
                    IL  60675

Common Stock,		     Chase Manhattan Bank	       Direct          9.19%
$.001 per Share   		NA, Trustee for Amoco	      Ownership
                    Corporation Master Trust
                    Employee Pension Plan,
                    3 Chase Metrotech Center,
                    7th Floor, Brooklyn,
                    NY 11245

Common Stock,		     Henry J. Kaiser Family	     Direct          7.60%
$.001 per Share		   Foundation, c/o		           Ownership
                    Bankers Trust Co.,
                    34 Exchange Place,
                    2nd Floor,
                    Jersey City, NJ 07302

Common Stock,		     Bankers Trust Co. FBO	      Direct          6.77%
$.001 per Share		   Premark International	      Ownership
                    Defined Benefit Trust,
                    34 Exchange Place,
                    2nd Floor,
                    Jersey City, NJ 07302

Common Stock,	      Pension Fund of the         Direct          5.76%
$.001 per           Share	Retirement Plan of
                   	Northern Southern
                   	Corporation, 110
                   	Franklin Rd., S.E.
                    Roanoke, VA  24042-0040




                          	DISTRIBUTION OF FUND SHARES

    	Shares of the Fund are distributed by AMT Capital Services, Inc. pursuant to a Distribution Agreement (the "Distribution Agreement") dated as of February 1, 1995 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities. The Fund and AMT Capital have agreed to indemnify one another against certain liabilities.

                    	SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

    	The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Descriptions of Investments". Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

    	U.S. Treasury and U.S. Government Agency Securities.  U.S.
Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association
("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").    While
these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

    	Foreign Government and International and Supranational Agency Securities. Obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers or issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government or several foreign governments. Examples of international and supranational entities include the International Bank for Reconstruction, and Development ("World Bank"), the European Steel and Coal Community, the Asian Development Bank, the European Bank for Reconstruction and Development and the Inter-American Development Bank. The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

    	Bank Obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks that in the Investment Adviser's opinion meet sufficient creditworthiness criteria.

    	The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of the Investment Adviser or the Sub-Adviser, are of an investment quality comparable to obligations of U.S. banks in which each Portfolio may invest.

    	Repurchase and Reverse Repurchase Agreements. When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

    	When participating in reverse repurchase agreements, a Portfolio sells U.S. Government Securities and simultaneously agrees to repurchase them at an agreed upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. The Fund will maintain for each Portfolio a segregated custodial account containing cash, U.S. Government Securities or other appropriate high-grade debt securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, until payment is made. Reverse repurchase agreements create leverage, a speculative factor, but will be not considered as borrowings for the purposes of limitations on borrowings.

    	In addition, repurchase and reverse repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

    	Dollar Roll Transactions. "Dollar roll" transactions consist of the sale by a Portfolio to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Portfolio agrees to buy a security on a future date.

    	A Portfolio will not use such transactions for leverage purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions.

    	Dollar rolls are similar to reverse repurchase agreements because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

    	Mortgage-Backed Securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

    	Certain mortgaged-backed securities are issued that represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

    	In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities ("MBS"), often referred to as a "traunche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates.
 Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

    	Other Asset-Backed Securities. The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Several types of such asset-backed securities have already been offered to investors, including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

    	Zero Coupon Securities and Custodial Receipts. Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (the "coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, in their opinion, purchasers of such certificates, such as a Portfolio, most likely will be deemed the beneficial holders of the underlying U.S. Treasury securities.

    	Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

    	When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

    	Loan Participations. A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers in whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. See "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques".

    	Variable Amount Master Demand Notes. Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio (as lender) and the borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally not transferable, nor are they ordinarily rated by either Moody's or S&P.

    	Currency-Indexed Notes. In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will vary (i.e., increase or decrease) in response to the change (if any) in the exchange rate between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

    	Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.
 The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes.

    	Performance Indexed Paper. Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

    	Other Foreign Currency Exchange-Related Securities. Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

    	The Investment Adviser or the Sub-Adviser bases its decision for a Portfolio to invest in any foreign currency exchange-related securities that may be offered in the future on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security, including the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

    	Securities Denominated in Multi-National Currency Units or More Than
One Currency. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue ECU-denominated obligations.

    	Foreign Currency Warrants. Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). In addition, foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

    	Municipal Instruments. Municipal notes may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds, which may be issued to raise money for various public purposes, include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

    	Municipal obligations can have floating, variable or fixed rates.
The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights that permit a Portfolio to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, letters of credit, which will ordinarily be irrevocable, both issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

    	Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

                      	SUPPLEMENTAL INVESTMENT TECHNIQUES

    	Borrowing. Each Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests, (ii) a Portfolio fails to receive transmitted funds from a shareholder on a timely basis, (iii) the custodian of the Fund fails to complete delivery of securities sold or (iv) a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See "Investment Restrictions" and "Supplemental Descriptions of Investments".

    	Securities Lending. Each Portfolio, except U.S. Short-Term, is authorized to lend securities from its investment portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return.

    SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE FUND'S INVESTMENT
                    POLICIES AND INVESTMENT TECHNIQUES

    	The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "Risks Associated With the Fund's Investment Policies and Investment Techniques". Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

    	Foreign Investments. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations which may have an impact on currency exchange rates.

    	Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

    	Dollar Roll Transactions. The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above under "Supplemental Descriptions of Investments", the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

    	Mortgage and Other Asset-Backed Securities. Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

    	Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

    	Some forms of asset-backed securities are relatively new forms of investments. Although each Portfolio will only invest in asset-backed securities that the Investment Adviser believes are liquid, because the market experience in certain of these securities is limited, the market's ability to sustain liquidity through all phases of a market cycle may not have been tested.

    	Forward Commitments. Each Portfolio may purchase securities on a when-issued or forward commitment basis, which involves a risk of loss if the value of the securities to be purchased increases prior to the settlement date and the counterparty to the trade fails to execute the transaction. If this were to occur, the net asset value of a Portfolio, which includes any appreciation or depreciation of a security purchased on a forward basis, would decline by the amount of such unrealized appreciation.

    	Loan Participations. Because the issuing bank of a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower.
In addition, because it may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

   		High Yield/High Risk Debt Securities.  Emerging Markets will invest its net assets in debt securities which are rated below investment-grade - that is, rated below Baa by Moody's or BBB by S&P and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser.  Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative.  The lower the ratings of such debt securities, the greater their risks render them like equity securities.  See "Quality Ratings
Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

   		Economic downturns have in the past, and could in the future, disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

   		The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in the Portfolio's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

   		Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

   		Prices for below investment-grade securities may be affected by legislative and regulatory developments.

          SUPPLEMENTAL TECHNIQUES TO HEDGE INTEREST RATE AND FOREIGN
            CURRENCY RISKS AND OTHER FOREIGN CURRENCY STRATEGIES

   	Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts primarily to protect against a decrease in the U.S. Dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, each of Worldwide-Hedged, International-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

   	Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. See "Restrictions on the Use of Futures Transactions" under "Investment Techniques - Hedging Strategies" in the Prospectus, and "Tax Considerations" below.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND ASSOCIATED RISKS

    	Each Portfolio may, and generally the Global and International Portfolios will, purchase forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite amount of a given foreign currency at some specified future date.

    	In some circumstances the purchase or sale of appropriate forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and income available for distribution to such Portfolio's shareholders that result from adverse changes in the exchange rate between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal of and rate of return on foreign currency denominated securities will decline if the exchange rate of the U.S. dollar rises in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

    	In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the rate at which a Portfolio will be contractually entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future and thereby lock in the U.S. dollar cost of purchasing foreign currency denominated portfolio securities or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

    	While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the portfolio and the use of such techniques will subject the Portfolio to certain risks.

    	The foreign exchange markets can be highly volatile, subject to sharp price fluctuations. In addition, trading forward contracts can involve a degree of leverage. As a result, relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor. Trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio.

    	Moreover, the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible because the future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities unrelated to changes in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and to bear the expense of such purchase) if the market value of the security is less than the amount of the foreign currency it may be obligated to deliver pursuant to the forward contract.

    	The success of any currency hedging technique will depend on the ability of the Investment Adviser or Sub-Adviser correctly to predict movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance will be poorer than if they had not entered into such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

    	The cost to a Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. If a Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

    	Other Strategies of the Global and International Portfolios.  The
Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. Each of the Portfolios may also attempt to enhance the return on its portfolio by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able correctly to predict the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the return on such Portfolio. In addition, if such a Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of Portfolio assets.

OPTIONS

    	Options on Foreign Currencies.  Each Portfolio may purchase and sell
(or write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

    	As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

    	Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

    	Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

    	Options on Securities. Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, at a future date to sell the security to its counterparty at a predetermined price. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase at a future date the security underlying the option at a predetermined price.

    	A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio or securities it intends to purchase. If such Portfolio purchased a put option and the value of the security in fact declined below the strike price of the option, such Portfolio would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction), and consequently would protect itself against any further decrease in the value of the security during the term of the option.

    	Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security fell instead of rose, the Portfolio would have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

    	A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

    	Transactions by a Portfolio in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

    	Considerations Concerning Options. The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right, for a specified period of time, to purchase the securities or currency subject to the option at a specified price (the "exercise price"). By writing a call option, the writer becomes obligated during the term of the option, upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

    	Conversely, the purchaser of a put option has the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of a put option is obligated during the term of the option, upon exercise of the option, to purchase securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

    	Each Portfolio may purchase and sell both exchange-traded and OTC options. Currently, although many options on equity securities and options on currencies are exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option that wishes to terminate its obligation may effect a "closing purchase transaction". This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction". This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

    	An exchange-traded option position may be closed out only where there exists a secondary market for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading, in which case it might not be possible to effect closing transactions in particular options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option the Portfolio has written, it will not be able to sell the underlying security or currency until the option expires or deliver the underlying security or currency upon exercise or otherwise cover its position.

    	Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will only purchase options from dealers determined by the Investment Adviser to be creditworthy.

    	Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the OTC option. Although a Portfolio will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

    	There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable.
The interbank market in foreign currencies is a global, around-the-clock market.
 To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    	The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations.
As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

    	Each Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

    	The value of an option position will reflect, among other things, the current market price of the underlying currency or security, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying currency or security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

    	Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio that expire unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

    	A Portfolio's activities in the options market may result in a higher portfolio turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    	Futures Contracts. Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Each Portfolio may also enter into futures contracts that are based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar, including, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

    	A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have.

    	Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

    	At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market". Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

    	Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to (1) investors' obligations to meet additional variation margin requirements, (2) decisions to make or take delivery, rather than entering into offsetting transactions and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may still not result in a successful transaction.

    	Although the Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the Portfolio has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Consequently, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

    	A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

    	Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

    	Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

    	Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

    	The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

    	The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

    	The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

    	Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in the Investment Adviser's or Sub-Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.
Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                            	INVESTMENT RESTRICTIONS

    	The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). None of the Portfolios may: (1) borrow money except by engaging in reverse repurchase agreements or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "Supplemental Investment Techniques - Borrowing", provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding); (2) issue senior securities (other than as specified in clause (1)); (3) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (4) make short sales of securities, except for Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged; (5) underwrite securities of other issuers; (6) invest in companies for the purpose of exercising control or management; (7) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or (8) purchase or sell physical commodities or related commodity contracts.

    	For the purposes of restriction (1), reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing. For the purposes of restriction (4), the word "securities" does not include options, futures, options on futures or forward currency contracts.

    	In addition, each Portfolio is prohibited from: 1) the purchase or retention of the securities of any issuer if the officers, directors or trustees of the Fund, its advisors, or managers owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer; 2) the purchase of securities of any issuer if, as to seventy-five percent (75%) of the assets of the company at the time of the purchase, more than ten percent of the voting securities of any issuer would be held by the company; 3) the investment in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and 4) the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

    	Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

    	Each Portfolio's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors.

Money Market Portfolio

    	Money Market may not (although, not as a fundamental policy): (1) invest more than 5% of its total assets in the securities of any one issuer or subject to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or (2) invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.


U.S. Short-Term Portfolio

    	U.S. Short-Term has adopted five additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not: (1) invest more than 5% of its total assets in the securities of any issuer (other than U.S. Government Securities and repurchase agreements); (2) invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities and the banking industry); (3) enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; (4) make loans to other persons, except by (i) the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives and (ii) engaging in repurchase agreements; or (5) purchase or sell commodities or commodity contracts, except that the Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.


Worldwide and Worldwide-Hedged Portfolios

    	Worldwide and Worldwide-Hedged each have adopted two additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not: (1) enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; or (2) purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Illiquid Securities

    	The staff of the Commission has taken the position that purchased
OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it generally will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding that are held by such Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio and margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable. This policy as to OTC options is not a fundamental policy of the Portfolios and may be amended by the Directors of the Fund without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                            	PORTFOLIO TRANSACTIONS

   	The debt securities in which the Fund invests are traded primarily in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts which normally involve brokerage commissions.


 For the years ended December 31, 1996, December 31, 1995 and December 31, 1994, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:


Portfolio	                   Year Ended         Year Ended       Periods
Ended
                         December 31, 1996  December 31, 1995  December 31,
1994

U.S. Short-Term
 Portfolio	              110,133               	$187,185	           $35,790
Stable Return
  Portfolio		                                     27,616                 	0
Mortgage Total
  Return Portfolio (1)	   30,152                      	0                 	0
Worldwide Portfolio       10,254                		15,268            	47,983
Worldwide-Hedged
 Portfolio	                2,719                  	3,083            	13,547
International
 Portfolio (2)	            2,707                      	0                 	0
International-Hedged
 Portfolio (3)            12,342                		15,643             	1,581

(1) Commencement of Operations was April 29, 1996.
(2) Commencement of Operations was May 9, 1996.
(3) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.


    	The cost of executing transactions will consist primarily of dealer spreads. The spread is not included in the expenses of a Portfolio and therefore is not subject to the expenses cap; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. However, a Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

 	   All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. To the extent an investment that may be appropriate for one of the Portfolios is considered for purchase by the Investment Adviser and/or Sub-Adviser for the account of another Portfolio, client or fund, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

    	The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.

                            	TAX CONSIDERATIONS

    	The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.

    	Qualification as a Regulated Investment Company.  Each active
Portfolio has qualified and intends to continue to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement"); (b) derive less than 30% of its gross income each taxable year from sales or other dispositions of certain assets (namely, (i) securities;
(ii) options, futures and forward contracts (other than those on foreign currencies); and (iii) foreign currencies (including options, futures and forward contracts on such currencies) not directly related to the Portfolio's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "30% Limitation"); (c) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses). The U.S. Treasury Department has authority to promulgate regulations pursuant to which gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

    	If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis, 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis, and any undistributed amounts from previous years. Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional shares of the Portfolio. The 30% Limitation may require that a Portfolio defer closing out certain positions beyond the time when it otherwise would be advantageous to do so, in order not to be disqualified as a RIC. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

    	Distributions. Each Portfolio's automatic reinvestment of its ordinary income, net short-term capital gains and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio's shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated by the Portfolio as capital gain dividends will be taxable to the shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

    	Sale of Shares. Upon the sale or other disposition of shares of a Portfolio, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

    	Zero Coupon Securities. Investments by a Portfolio in zero coupon securities will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

    	Hedging Transactions. Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"), regardless of the Portfolio's actual holding period for the contract. Also, a section 1256 contract held by a Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

    	The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been implemented, the tax consequences to the Portfolios of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios which is taxed as ordinary income when distributed to shareholders.

    	A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

    	Because the straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to shareholders and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

    	The 30% limitation and the distribution requirements applicable to each Portfolio's assets may limit the extent to which each Portfolio will be able to engage in transactions in options, futures and forward contracts.

	Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of certain options, futures and forward contracts and, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

    	Backup Withholding. A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

    	Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    	If the income from a Portfolio is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

    	If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

    	The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

    	Short Sales. Each of Mortgage Total Return, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The 30% limitation and the distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.


U.S. Short-Term Portfolio

    	As a result of its expected high portfolio turnover rate, U.S. Short-Term may recognize more short-term capital gains which must be distributed to shareholders than mutual funds with turnover rates that are lower than that of U.S. Short-Term. In addition, U.S. Short-Term may realize a greater amount of gains subject to the 30% Limitation described above than it would realize if its portfolio turnover rate were lower.

Global and International Portfolios

    	Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

    	If more than 50% of the value of the total assets of a Portfolio at the end of its taxable year consists of securities of foreign corporations, as the Global and International Portfolios more than likely may be, such Portfolio will be eligible and may elect to "pass through" to such Portfolio's shareholders the amount of foreign income and similar taxes paid by such Portfolio. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by such Portfolio, and will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or to use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on income from a Portfolio may not claim such a deduction or credit. Each shareholder of the Global and International Portfolios will be notified within 60 days after the close of such Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes

    	A Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of a Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                           	SHAREHOLDER INFORMATION

    	Certificates representing shares of a particular Portfolio will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

    	The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, AMT Capital or the Transfer Agent will be responsible for the validity of written or telephonic requests.

    	The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940 as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

                      	CALCULATION OF PERFORMANCE DATA

    	The Fund may, from time to time, include the yield and total return of a Portfolio in reports to shareholders or prospective investors. Quotations of yield for a Portfolio of the Fund will be based on all investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                                               6
                       	YIELD = 2[( a - b  + 1)  - 1]
             			                   ------
                                     cd

Where		a =	dividends and interest earned during the period,
     		b =	expenses accrued for the period (net of reimbursements),
     		c =	the average daily number of Shares of a Portfolio
           outstanding during he period that were entitled to
           receive dividends, and
     		d =	the maximum offering price per share on the last day of the period.

    	The yield as defined above for the Fund's Portfolios for the 30-day period ended June 30, 1996 for U.S. Short-Term, Stable Return, Worldwide, Worldwide-Hedged and International-Hedged; and October 31, 1996 for International are as follows:




	U.S. Portfolios

	U.S. Short-Term	.......................................		5.33%
	Stable Return	.........................................		5.75%

	Global and International Portfolios

	Worldwide.............................................			5.66%
	Worldwide-Hedged.......................................		6.03%
	International	.........................................		5.10%
	International-Hedged	...................................	5.20%


    	The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

The yield is calculated by determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, divided by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)     ] - 1

      Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1996 are 5.04% and 5.17%, respectively.

    	Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio of the Fund over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula which is prescribed by the SEC:
                                        n
                               	P(1 + T)  = ERV

Where		P =	a hypothetical initial payment of $1,000,
     		T =	the average annual total return,
     		n =	the number of years, and
	    ERV =	the ending redeemable value of a hypothetical $1,000
           payment made at the beginning of the period.

	All total return figures assume that all dividends are reinvested when paid.

      	The total return as defined above for the Fund's Portfolios for the 1 year and 5 year periods ended December 31, 1996, for Money Market, U.S. Short-Term, Stable Return, Worldwide, Worldwide-Hedged, International and International-Hedged and since the commencement of operations of each Portfolio (annualized) to December 31, 1997 are as follows:

                        	One Year	     Five Years 	    Life of      Inception
                                                       Portfolio
U.S. Portfolios
Money Market              5.18          n/a             4.89%*       11/1/93
U.S. Short-Term	          5.45%	        4.25%*	         5.18%*	      12/6/89
Stable Return	            5.29%	         n/a	           5.36%*	      7/26/93
Mortgage Total Return	     n/a	          n/a	           6.54%	       4/29/96

Global and International Portfolios
Worldwide	                5.77%	         n/a	           8.64%*	      4/15/92
Worldwide-Hedged	        10.03%	         n/a	          10.31%*	      5/19/92
International	             n/a	          n/a	           6.66%	        5/9/96
International-Hedged**	   3.18%          n/a	           5.42%	       9/14/95


*   Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.


                            FINANCIAL STATEMENTS

    	The audited financial statements for the year ended December 31,1996 are incorporated by reference in the Statement of Additional Information. The Money Market Portfolio, previously the AMT Capital Fund, Inc. - Money Market Portfolio (the "AMT Capital Portfolio"), commenced operations on November 1, 1993. Effective as of the close of usiness on April 29, 1997, the AMT Capital Portfolio merged into the International Equity Portfolio pursuant to shareholder approval of the reorganization on April 28, 1997. The financial information for the periods ended December 31, 1996, December 31, 1995, December 31, 1994 and December 31, 1993 in the following table have been audited in conjunction with the audit of the financial statements of the AMT Capital Portfolio by Ernst & Young LLP, independent auditors. The financial information should be read in conjunction with the financial statements which can be obtained upon request.


                                	APPENDIX
                                                      1
                	MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX
              	Quarterly Returns: June 1984 - December 1996

         Quarter-End           Return	         Quarter-End	         Return
           	9/84	              4.86%	            9/90	              2.38%
          	12/84	              5.92	            12/90	              3.32
           	3/85	              2.17	             3/91	              2.20
           	6/85	              5.41             	6/91              	1.97
           	9/85	              2.09	             9/91              	3.36
          	12/85              	3.65            	12/91              	3.68
           	3/86              	3.62             	3/92              	0.16
           	6/86              	1.99             	6/92              	2.88
           	9/86              	2.60             	9/92              	2.98
          	12/86	              1.77            	12/92              	0.18
           	3/87	              1.25             	3/93              	2.21
           	6/87              	0.65             	6/93              	1.08
           	9/87              	0.18             	9/93              	1.43
          	12/87	              3.48            	12/93              	0.59
           	3/88              	2.64             	3/94             	(0.50)
           	6/88	              1.04             	6/94              	0.08
           	9/88	              1.45	             9/94	              0.99
          	12/88              	0.96	            12/94              	0.01
           	3/89              	1.24	             3/95              	3.36
           	6/89	              4.98             	6/95              	3.21
           	9/89              	1.46             	9/95              	1.51
          	12/89	              2.82            	12/95              	2.51
           	3/90              	0.89	             3/96              	0.34
           	6/90              	2.80             	6/96              	1.01
                                              			9/96              	1.65
                                             			12/96              	1.91

	1 Time-weighted rates of return, unannualized.


                          	QUALITY RATING DESCRIPTIONS

Standard & Poors Corporation

	AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

	AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

 	A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

	BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.


 BB and Lower. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


    	The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
    	Municipal notes issued since July 29, 1984 are designated "SP-1", "SP-2", and "SP-3". The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

    	A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

 	A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

   	Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   	Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

   	A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   	Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

	B and Lower. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

	Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

   	MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

	MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

   	P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

	P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Thomson Bankwatch, Inc.

   	A. Company possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it isis entirely mitigated by the strengths of the organization.

   	A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

   	A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.








Part C    OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

             (a)  Financial Statements and Schedules:

             Part A -  Financial Highlights.

             Part B:   The financial statements, notes to
                       financial statements and reports set forth below are filed herewith by the Registrant, and are
                       specifically   incorporated by reference in  Part B.

                   -    Report of Independent Auditors dated March 3,1997.

                   -    Report of Independent Auditors dated February
                        28, 1997 for AMT Capital Fund, Inc. - Money Market Portfolio.

                   -     Statements  of Assets and Liabilities  dated
                         December 31, 1996.

                   - Statement of Net Assets dated December 31, 1996 for AMT Capital Fund, Inc. - Money Market Portfolio.

                   - Statements of Operations for the year ended December 31, 1996.

                   - Statement of Operations for the year ended December 31, 1996 for AMT Capital Fund, Inc.
                         - Money Market Portfolio.

                   - Statements of Changes in Net Assets for the years ended December 31, 1995 and December 31, 1996.

                   -     Statement  of Changes  in  Net
                         Assets for the years ended December 31, 1995 and December 31, 1996 for AMT Capital Fund, Inc. - Money Market Portfolio.

                   -    Notes to Financial Statements.

                   -    Notes to Financial Statements for
                        AMT  Capital  Fund,  Inc.  -  Money Market Portfolio.

                   - Financial Highlights of U.S. Short-Term for the period December 6, 1989 (commencement of operations) to September 30, 1990, for the year ended September 30, 1991, for the three months ended December 31, 1991, for the year ended December 31, 1992, for the year ended December 31,
                        1993, for the year ended December 31, 1994, for the year ended December 31, 1995, and for the year ended December 31,1996; of Stable Return for the period
                        July 26, 1993 (commencement of operations) to December 31, 1993, for the year ended December 31,1994, for the year ended December 31, 1995, and for the year ended December 31, 1996; of Mortgage Total Return for the period April 29, 1996 (commencement of operations) to December 31, 1996; of Worldwide for the period
                        April 15, 1992 (commencement of operations) to
                        December 31, 1992, for the year ended December 31,
                        1993, for the year ended December 31, 1994, for year ended December 31, 1995, and for the year ended
                        December 31, 1996; of Worldwide-Hedged for the period May 19, 1992 (commencement of operations) to December 31, 1992, for the year ended December 31, 1993, for the year ended December 31, 1994, for the year ended December 31, 1995, and for the year ended December
                        31, 1996; of International for the period May 9, 1996 (commencement of operations) to December 31, 1996; and of International-Hedged for the period March 25, 1993 (commencement of operations) to December 31, 1993, for the year ended December 31, 1994, for year ended December 31, 1995, and for the year ended
                        December 31, 1996.

                   - Financial Highlights for AMT Capital Fund, Inc. - Money Market Portfolio for the period November 1, 1993 (commencement of operations) to December 31, 1993, for the year ended December 31, 1994, for the year ended December 31, 1995, and for the year ended December 31, 1996.


		(b)  Exhibits

  	 	The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

		   	(1)	        Articles of Incorporation, dated February 23, 1989,
                  filed as Exhibit 1 to Registrant's Registration
                  Statement on Form N-1A.

  			(1a)	        Articles of Amendment, dated July 1, 1991, filed as
                  Exhibit 1(a) to Post-Effective Amendment No. 4 to
                  Registrant's Registration Statement on Form N-1A.

  			(1b)	        Articles of Amendment, dated July 26, 1991, filed as
                  Exhibit 1(a) to Post-Effective Amendment No. 5 to
                  Registrant's Registration Statement on Form N-1A.

  			(1c)        	Articles Supplementary, dated February 16, 1993, filed
                  as Exhibit 1(c) to Post-Effective Amendment No. 10 to
                  Registrant's Registration Statement on Form N-1A.

     (1d)	        Articles of Amendment, dated August 17, 1995, filed
                  as Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

     (1e)        	Articles of Amendment, dated December 11, 1996, filed
                  as Exhibit 1(e) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

		   	(2)        	By-laws, filed as Exhibit 2 to Registrant's Registration
                  Statement on Form N-1A.

  			(2a)        	Amended By-laws, filed as Exhibit 2 to Post-Effective
                  Amendment No. 2 to Registrant's Registration Statement
                  on Form N-1A.

		  	(2b)        	Amendment to By-laws, filed as Exhibit 2(a) to Post-
                  Effective Amendment No. 5 to Registrant's Registration
                  Statement on Form N-1A.

   			(3)        	Not Applicable.

   			(4)	        Specimen of Stock Certificate, filed as Exhibit 4 to
                  Registrant's Registration Statement on Form N-1A.

   			(5)        	Management Agreement between the Registrant and Fischer
                  Francis Trees & Watts, Inc., dated November 30, 1989,
                  filed as Exhibit 5 to Pre-Effective Amendment No. 3 to
                  Registrant's Registration Statement on Form N-1A.

  			(5a)        	Amendment to Management Agreement between the Registrant
                  and Fischer Francis Trees & Watts, Inc., dated September
                  25, 1990, filed as Exhibit 5 to Post-Effective Amendment
                  No. 2 to Registrant's Registration Statement on Form N-1A.

  			(5b)        	Amended and Restated Management Agreement between the
                  Registrant and Fischer Francis Trees & Watts, Inc.,
                  dated August 31, 1991, filed as Exhibit 5 to Post-
                  Effective Amendment No. 5 to Registrant's Registration
                  Statement on Form N-1A.

  			(5c)        	Sub-Advisory Agreement between Fischer Francis Trees &
                  Watts, Inc. and Fischer Francis Trees and Watts, dated
                  August 31, 1991, filed as Exhibit 5(a) to Post-Effective
                  Amendment No. 5 to Registrant's Registration Statement
                  on Form N-1A.

  			(5d)        	Advisory Agreement between the Registrant (for the
                  Stable Return Portfolio) and Fischer Francis Trees &
                  Watts, Inc., dated February 18, 1993, filed as Exhibit
                  5(d) to Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A.

  			(5e)        	Advisory Agreement between the Registrant (for the U.S.
                  Treasury Portfolio) and Fischer Francis Trees & Watts,
                  Inc., dated February 18, 1993, filed as Exhibit 5(e) to
                  Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A.

  			(5g)        	Advisory Agreement between the Registrant (for the Broad
                  Market Fixed Income Portfolio) and Fischer Francis Trees
                  & Watts, Inc., dated February 18, 1993, filed as Exhibit
                  5(g) to Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A.

  			(5i)        	Advisory Agreement between the Registrant (for the
                  International Fixed Income Portfolio) and Fischer
                  Francis Trees & Watts, Inc., dated February 18, 1993
                  filed, as Exhibit 5(i) to Post-Effective Amendment No.
                  10 to Registrant's Registration Statement on Form N-1A.

  			(5j)        	Advisory Agreement between the Registrant (for the
                  International Fixed Income-Hedged Portfolio) and Fischer
                  Francis Trees & Watts, Inc., dated February 18, 1993,
                  filed as Exhibit 5(j) to Post-Effective Amendment No. 10
                  to Registrant's Registration Statement on Form N-1A.

  			(5l)        	Sub-Advisory Agreement (for the International Fixed
                  Income Portfolio) between Fischer Francis Trees & Watts,
                  Inc. and Fischer Francis Trees & Watts, dated February
                  18, 1993, filed as Exhibit 5(l) to Post-Effective
                  Amendment No. 10 to Registrant's Registration Statement
                  on Form N-1A.

  			(5m)        	Sub-Advisory Agreement (for the International Fixed
                  Income-Hedged Portfolio) between Fischer Francis Trees &
                  Watts, Inc. and Fischer Francis Trees & Watts, dated
                  February 18, 1993, filed as Exhibit 5(m) to Post-
                  Effective Amendment No. 10 to Registrant's Registration
                  Statement on Form N-1A.

 	 		(5n)        	Advisory Agreement between the Registrant (for the
                  Mortgage Total Return Portfolio) and Fischer Francis
                  Trees & Watts, Inc., dated January 2, 1996, filed as
                  Exhibit 5(n) to Post-Effective Amendment No. 19 to
                  Registrant's Registration Statement on Form N-1A.

     (5o)	        Advisory Agreement between the Registrant (for the
                  Emerging Markets Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(o) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

     (5p)        	Advisory Agreement between the Registrant (for the
                  Inflation-Indexed Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(p) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.


     (5q)        	Advisory Agreement between the Registrant (for the
                  Inflation-Indexed Hedged Portfolio) and Fischer Francis
                  Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(q) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.


     (5r)        	Advisory Agreement between the Registrant (for the Money
                  Market Portfolio) and Fischer Francis Trees & Watts,
                  Inc., dated October 30, 1996, filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

     (5s)	        Sub-Advisory Agreement (for the Emerging Markets
                  Portfolio) between Fischer Francis Trees & Watts, Inc.
                  and Fischer Francis Trees & Watts, dated October 30,
                  1996 filed as Exhibit 5(s) to Post-Effective Amendment
                  No. 20 to Registrant's Registration Statement on Form N-1A.

     (5t)	        Sub-Advisory Agreement (for the Inflation-Indexed
                  Portfolio) between Fischer Francis Trees & Watts, Inc.
                  and Fischer Francis Trees & Watts, dated October 30,
                  1996 filed as Exhibit 5(t) to Post-Effective Amendment
                  No. 20 to Registrant's Registration Statement on Form N-1A.

     (5u)	        Sub-Advisory Agreement (for the Inflation Indexed-Hedged
                  Portfolio) between Fischer Francis Trees & Watts, Inc.
                  and Fischer Francis Trees & Watts, dated October 30,
                  1996 filed as Exhibit 5(u) to Post-Effective Amendment
                  No. 20 to Registrant's Registration Statement on Form N-1A.

     (5v)	        Amendment to Management Agreement (for the Broad Market
                  Portfolio) between the Registrant and Fischer Francis
                  Trees & Watts, Inc., dated October 30, 1996, filed Exhibit 5(v) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.


     (5w)	        Amendment to Management Agreement (for the U.S. Treasury
                  Portfolio) between the Registrant and Fischer Francis
                  Trees & Watts, Inc., dated October 30, 1996, filed Exhibit 5(w) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.


   			(6)	        Distribution Agreement between the Registrant and AMT
                  Capital Services, Inc., dated September 21, 1992, filed
                  as Exhibit 6 to Post-Effective Amendment No. 8 to
                  Registrant's Registration Statement on Form N-1A.

  			(6a)        	Distribution Agreement between the Registrant and AMT
                  Capital Services, Inc., dated February 1, 1995 filed as
                  Exhibit 6a to Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement on Form N-1A.

   			(7)        	Not Applicable.

   			(8)	        Custodian Agreement between Registrant and State Street
                  Bank & Trust Company, dated November 21, 1989, filed as
                  Exhibit 8 to Pre-Effective Amendment No. 1 to
                  Registrant's Registration Statement on Form N-1A.

  			(8a)        	Custodian Agreement between Registrant and State Street
                  Bank & Trust Company, dated October 22, 1991, filed as
                  Exhibit 8 to Post-Effective Amendment No. 5 to
                  Registrant's Registration Statement on Form N-1A.

  			(8b)        	Transfer Agency and Service Agreement between Registrant
                  and State Street Bank & Trust Company, dated October 22,
                  1991, filed as Exhibit 8(a) to Post-Effective Amendment
                  No. 5 to Registrant's Registration Statement on Form N-1A.

  			(8c)	        Transfer Agency and Service Agreement between Registrant
                  and Investors Bank & Trust Company, dated November 27,
                  1992, filed as Exhibit 8(c) to Post-Effective Amendment
                  No. 9 to Registrant's Registration Statement on Form N-1A.

  			(8d)        	Custodian Agreement between Registrant and Investors
                  Bank & Trust Company, dated January 10, 1994, filed as
                  Exhibit 8(d) to Post-Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A.

	   		(9)	        Administration Agreement between the Registrant and AMT
                  Capital Services, Inc., dated September 21, 1992, filed
                  as Exhibit 9 to Post-Effective Amendment No. 8 to
                  Registrant's Registration Statement on Form N-1A.

  			(9a)        	Sales Incentive Fee Agreement between Fischer Francis
                  Trees & Watts, Inc. and AMT Capital Services, Inc.,
                  dated September 21, 1992, filed as Exhibit 9(a) to Post-
                  Effective Amendment No. 8 to Registrant's Registration
                  Statement on Form N-1A.

  			(9b)	        Administration Agreement between the Registrant and AMT
                  Capital Services, Inc., dated February 1, 1995, filed as
                  Exhibit 9b to Post-Effective Amendment No. 16 to
                  Registrant's Registration Statement on Form N-1A.

     (10)	        Opinion and Consent of Counsel, dated June 28, 1989,
                  filed as Exhibit 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

 			(10a)        	Opinion and Consent of Counsel, dated December 28, 1995,
                  filed as Exhibit 10a to Post-Effective Amendment No. 17
                  to Registrant's Registration Statement on Form N-1A.

   	(11)        	Consent of Independent Auditors, filed herewith.

 			(12)        	Not Applicable.

   	(13a)        	Purchase Agreement for Initial Capital between
                  Registrant and Fischer Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

	  		(14)        	Not Applicable.

  			(15)        	Not Applicable.

    	(16)        	Performance Information Schedule, filed herewith.

Item 25.	Persons Controlled by or Under Common Control with  Registrant

       		None.


Item 26.	Number of Holders of Securities

       		As of March 31, 1997, there were 11 record holders of Capital Stock of Money Market. there were 32 record holders of Capital
         Stock of U.S. Short-Term, 6 record holders of Stable Return, 10 record holders of Mortgage Total Return, 21 record holders of
         Worldwide, 5 record holders of Worldwide-Hedged, 9 record holders of
         International and 9 record holders of International-Hedged.


Item 27.	Indemnification

       		The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and
         (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment
         Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

       		Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.	Business and Other Connections of Investment Adviser

       		The business and other connections of Fischer Francis Trees & Watts,
         Inc. (the Investment Adviser) and Fischer Francis Trees & Watts (the
         Sub-Adviser) are on the Uniform Application for Investment Adviser
         Registration ("Form ADV") of each as currently on file with the
         Commission (File Nos. 801-10577 and 801-37205, respectively) the text of which are hereby incorporated by reference.

Item 29.	Principal Underwriters

       		(a)	AMT Capital Services, Inc. does not act as principal
             underwriter, depositor or investment adviser for any investment company (other than the Fund).

       		(b)	For each director or officer of AMT Capital Services, Inc.:


Name and	                  		Positions and	              Positions and
principal business		         offices with	               offices with
address	                   		underwriter                	registrant

Alan M. Trager		             Director                   	None
600 Fifth Avenue		           and Treasurer
26th floor
New York, NY  10020

Carla E. Dearing		           Director and President	     Assistant
600 Fifth Avenue	                                      		Treasurer
26th floor
New York, NY  10020

William E. Vastardis		       Senior Vice
600 Fifth Avenue		           President	                  Secretary
26th floor
New York, NY  10020

Ruth L. Lansner	            	Secretary                   	None
Gilbert, Segall & Young
430 Park Avenue
11th floor
New York, NY  10022

		(c)	No commissions or other compensation was paid to the principal underwriter during the registrant's last fiscal year.


Item 30.	Location of Accounts and Records

       		All accounts, book and other documents required to be maintained by
         Section 31(a) of an Investment Company Act of 1940 and the Rules (17
         CFR 270.32a-l to 3la-3) promulgated thereunder will be maintained by the following:

             			Accounting and Custodial Records - Investors Bank & Trust
                Company, P.O. Box 1537, Boston, Massachusetts  02205-1537.

             			Dividend Disbursing Agent and Transfer Agent -  Investors Bank
                & Trust Company, P.O. Box 1537, Boston, Massachusetts  02205-
                1537.

             			Balance of Accounts and Records:  AMT Capital Services, Inc.,
                600 Fifth Avenue, 26th Floor, New York, New York  10020 and
                Fischer Francis Trees & Watts, Inc., 200 Park Avenue, 46th
                Floor, New York, New York  10166.


Item 31.	Management Services

       		None.


Item 32.	Undertakings



       		The Registrant undertakes to file a post-effective amendment with financial statements for the Emerging Markets Portfolio, Inflation-Indexed Portfolio, and Inflation-Indexed Hedged Portfolio within four to six months of their respective commencement dates of operation.


                                    	SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to its Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933. Pursuant to the requirements of the Securities Act of 1933 and the Investment Company act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 30th day of April, 1997.

                                    						FFTW FUNDS, INC.


                					                    	By   /s/ Onder John Olcay
                                     					       	 Onder John Olcay
                                            						 Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature		                 		Title		                     Date

/s/ Stephen E. Constantine		  President and Director	     April 30, 1997
Stephen J. Constantine

/s/ Onder John Olcay	        	Chairman of the Board,	     April 30, 1997
Onder John Olcay			           Chief Executive Officer

/s/ John C Head III	        		Director	                   April 30, 1997
John C Head III

/s/ Lawrence B. Krause		      Director	                   April 30, 1997
Lawrence B. Krause

/s/ Paul Meek		              	Director	                   April 30, 1997
Paul Meek

/s/ Stephen P. Casper	       	Treasurer	                  April 30, 1997
Stephen P. Casper





                             EXHIBIT INDEX


Exhibit No.

(11)                            Consent of Independent Auditors

(16)                            Performance Information Schedule